UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5038

Clearwater Investment Trust

(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Jay A. Narverud
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930
(Name and address of agent for service)

Copy to:

Timothy Silva, Esq. Wilmer, Cutler, Pickering, Hale and Dorr, LLP 60 State Street Boston, Massachusetts 02109

(Name and address for agent for service)

Registrant’s telephone number, including area code:
651-228-0935

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

CLEARWATER INVESTMENT TRUST

SEMIANNUAL REPORT

(unaudited)

June 30, 2006

CLEARWATER INVESTMENT TRUST

August, 2006

TO: Our Unit Holders

On June 30, 2006, the net asset value of the Clearwater Growth Fund was $26.61 per unit. The Fund increased by 2.2% on a total return basis for the first half of 2006 while its comparative benchmark, the Russell 1000 index, increased by 2.8%. For the second quarter, the Fund decreased -1.7%, equaling the Russell 1000 index decrease of -1.7%.

On June 30, 2006, the net asset value of the Clearwater Small Cap Fund was $19.68 per unit. The Fund increased by 8.8% on a total return basis for the first half of 2006, while its comparative benchmark, the Russell 2000 index, increased by 8.2%. For the second quarter the Fund decreased -4.6% while the Russell 2000 index decreased -5.0%.

On June 30, 2006, the net asset value of the Clearwater Tax Exempt Bond Fund was $9.91 per unit. The Fund increased 1.4% on a total return basis for the first half of 2006 with a second quarter return on 0.6%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 0.1% for first half of 2006 with a 0.1% increase in the second quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

                   U.S. investors, as well as those in the rest of the world, were preoccupied with the actions of the Federal Reserve throughout the second quarter. Every word spoken by Fed Chairman Ben Bernake, or any of the Fed governors, weighed heavily on daily equity returns. The Fed’s continued interest rate increases to tame inflation also quelled the stock market, with the S&P 500 Index down -1.4% for the second quarter. Technology was the weakest performing sector last quarter, -9.6%, its sizable negative contribution pulling the broad S&P 500 Index into negative territory for the period. Health care stocks also lagged, down 5.0%. The best performing sectors in the second quarter were utilities, +5.7%, and energy stocks, +4.3%, continuing their strong performance as oil touched $74 a barrel on the last day of the quarter. Value once again outperformed growth, as investors gravitated towards cheaper stocks, those with lower prices relative to their trailing earnings and book values (S&P MidCap 400 Index, -3.1%; S&P SmallCap 600 Index, -4.6%).

                   The Federal Reserve raised interest rates a sixteenth and seventeenth straight time during the second quarter, the markets reacting very differently to each tightening. The May 10th rate hike off set off a global equity market sell-off, as Federal Open Market Committee (FOMC) meeting minutes took a firm line on inflation fighting. However, the June 29 rate increase included FOMC minutes softening the Fed’s need for further action, even suggesting a possible halt to the two-year-long rate increases, and stocks rallied worldwide, tempering the two month slide in equity returns.

Clearwater Investment Trust
August, 2006

Kennedy Capital Management, the sub-advisor for the Small Cap Fund, made the following comments:

                   During the quarter, the Russell 2000 Value Index posted a return of -2.7% and the Russell 2000 Growth came in at -7.25%. As a firm, our strategies either performed in-line, or under-performed their benchmarks in Q2. Obviously our expectations are much higher than that. I will do my best to explain what is affecting short-term performance, and provide some insight on what we are doing to get our relative performance back on track. Let me first emphasize what we are not doing: We are not changing the basic investment philosophy or process, nor have there been significant changes in the investment personnel who manage your account. We have followed the core tenets of our investment process for over 25 years, and that will not change.

So, with respect to investment performance, what happened in the 2nd quarter?

1.

Price/Earnings Contraction: Many of our stocks experienced P/E contraction in the 2nd quarter and into the first part of the 3rd quarter. Solid earnings reports for many of our stocks were not enough to counteract the P/E reduction of most of our economically-sensitive stocks. Because of our contrarian style, this hit many of our stocks particularly hard.

Why? Clearly the word “recession” is gaining traction in the market. The yield curves of many world countries are now inverted (United States, Europe and just starting in Japan). Inverted yield curves have typically been better a way to predict recessions than many other metrics.

What is Kennedy Capital doing? In this case, we are still screening and following quarterly earnings releases, as we have done throughout our history. The yield curve is only slightly inverted and may be predicting only a moderate slowdown in the economy. This would actually be beneficial to many of our stocks, as these small companies are having difficulties with hiring and raw material costs. Our screening process should help to identify these trends in a timely manner.

2.

Large Cap Bias: Small-cap stocks are underperforming larger market cap stocks. In the second quarter, the Russell 1000 was down (-1.66%), and the Russell 2000 was down more (-5.02%). Even within the indexes, larger more liquid stocks traded better than smaller less traded issues. At Kennedy, we typically add value towards the lower end of the market cap range. When these stocks lag, our performance is affected.

Why? First, we had anticipated a significant buyout wave to hit the market as private equity money and corporate money sought smaller companies to acquire. In fact, there was a buyout boom in the market, but it was heavily weighted toward larger stocks. Second, new Sarbanes-Oxley rules create additional compliance costs, and potential litigation stemming from those rules. These costs have a disproportionate impact on smaller companies, in which we are heavily invested.

Clearwater Investment Trust
August, 2006

What Kennedy is doing: While holding true to our small cap roots, we are de-emphasizing stocks at the smaller end of our market cap range for the moment, looking at “larger” small cap companies. Our overall portfolios will still have mean market caps below $1B, but may creep up slightly over the next few quarters.

3.

Stock Option scandals: Stock option scandals in a few technology and other small stock groups have created management credibility issues in the market place. Small companies are heavy users of stock option plans as a way of attracting/retaining good employees. Technology has been one of the few groups in the recent past to outperform the market in an increasing interest rate environment. As a firm, Kennedy has maintained a significant tech weighting (some products more than others). This added exposure has not been helpful recently.

Why? Worries about future negative option announcements are concentrated in small stocks; thus, smaller stocks (especially in the tech sector) are under unique pressure.

What Kennedy is doing: We are now looking more closely at stock options programs, and are waiting to see 2nd quarter earnings reports before making new buys in this group. This earnings cycle should bring out more option issues and clarify what is happening to those companies with problems. The 3rd quarter may create a unique tech buying opportunity if these option fears get too extreme. Many of the option issues in small stocks involve prior management teams, and occurred many years ago. We are not only watching the actual option issue, but also are concerned with the distraction this could become to these management teams.

Recent market activity suggests to us that the external factors listed above may be close to running their course. This is encouraging, but we also see an element of long-term fear creeping back into the market. Nine months ago, hurricanes created fear, causing short-term market panic. As small stocks started their recovery from this panic, three factors have crept into investors’ thinking, re-creating this fear component: 1) concerns of a confrontation with Iran over its nuclear program, 2) the effect of $3.00 gas prices at the pump on the consumer, and 3) a deflating housing bubble. When fears in the market escalate, small stocks typically underperform. Our process results in a bias towards smaller, less visible names, and these have particularly struggled. Historically, this type of uncertainty has created good buying opportunities, and we are optimistic this will help to reverse our lackluster recent performance.

For example, the PHLX Semiconductor index is down 29% over the last 3 months, trading equal to its June 2003 low. The S&P Retail index is down 12%, trading at its March 2005 low. Our contrarian approach to the market is enhanced by these periods of volatility. The long advance from October of 2002 to March 2006 has given us very few opportunities to re-buy stocks that we sold, or to take advantage of market rotation. We are seeing those opportunities now, and our research team and portfolio managers are energized by this fact.

Organizationally, we are very excited about the long-term direction of our firm. Although all of our institutional small cap products remain closed to new investors, we continue to invest in the process. Over the past year, our research team has grown significantly, and we now

Clearwater Investment Trust
August, 2006

have a staff of 13 analysts. In addition, we are actively recruiting two more analysts to further strengthen and deepen the research bench. We also continue to expand and improve our intern program. This program has always been a unique component of our success, and cultivates a “farm team” of potential investment professionals.

On March 31st, we completed a transaction transferring majority ownership of the firm from the Kennedy family to Kennedy Capital’s employees. At that time, employee ownership increased to 82%. Since then, 13 employees (many of which are newer employees) have purchased shares of stock in the firm, and employee ownership is now at 85%. I am gratified to see this level of commitment from our staff. As owners of the business, our interests are aligned with yours, and all of us at KCM are committed to your long-term success.

Sit Fixed Income Advisors II, LLC, the sub-advisor for the Tax-Exempt Bond Fund, made the following comments:

                   The fixed income markets completed a relatively weak first half of 2006, with performance being especially weak in U.S. Treasury and corporate bonds, while tax-exempt municipal bonds performed reasonably well. Issuance declined somewhat from the torrid pace set in 2005, and while demand was not as strong as in 2005, it was able to absorb the supply. The Federal Reserve began its tightening cycle in June 2004, raising the federal funds rate by 25 basis points at each of the FOMC meetings through June 2006. The U. S. Treasury and municipal yield curves continued to flatten during the first half of the year. Many in the market now believe that the Fed is nearing the end of its tightening cycle. Moderating but acceptable growth in the domestic economy accompanied by a still troublesome federal budget deficit support this expectation. Recent high inflation reports, however, argue for further tightening. We expect the Fed to continue to raise the federal funds rate during the second half of 2006 to 5.50%, with that being the most likely level at year-end. While we do not anticipate any easing in the second half of 2006, the market may begin to anticipate a reduction in the federal funds rate by the latter half of 2006.

Revenue bonds outperformed general obligation bonds during the first half of 2006, but general obligation bonds did improve on a relative basis. Lower quality issues outperformed those of higher credit quality, as investors continued to seek yield aggressively. We expect revenue bonds to continue to be strong performers in the second half of 2006. General obligation bond performance should continue to improve on a relative basis, however, as many cities, counties and states, have, with the help of solid economic growth, adequately addressed their most urgent budget problems. The Fund’s performance, with its heavy emphasis on revenue bonds, was strong on an absolute basis due to the high current income it produces, and much stronger than that of its benchmark, despite its shorter duration, primarily due to its use of non-rated revenue bonds, whose spreads continued to tighten with the continued strong demand for yield in the municipal market. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising interest rates.

Clearwater Investment Trust
August, 2006

The economy has now produced nineteen consecutive quarters of solid growth, although the second quarter of 2006 was a bit weak relative to the strong first quarter. We expect growth to moderate somewhat in the second half of the year. With the Fed continuing its tightening cycle, interest rates may rise modestly. Short rates may continue to rise faster than intermediate and long rates, however, until the Fed completes its tightening cycle, which we expect will occur in the third quarter of 2006. Given our expectation that the Fed is close to done with its tightening, we lengthened the Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, from 3.4 to 3.8 years during the first half of the year, accompanied by a small increase in yield. For comparison, the Fund’s benchmark, the Lehman 5-Year Index, had duration of 4.1 years at June 30, 2006. The Fund’s shorter duration and its use of non-rated bonds have positioned it defensively for the modest rise in interest rates that we expect during the second half of 2006. We expect to lengthen duration further once the Fed is through with its tightening cycle. The Fund’s strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 5-25 year range

Clearwater Investment Trust	Clearwater Management Company

George H Weyerhaeuser, Chairman and Treasurer	P.W. Pascoe, Chairman and Treasurer
F. T. Weyerhaeuser, V. P. and Secretary	W. T. Weyerhaeuser, V. P. and Secretary
L. R. Jones	S. B. Carr, Jr.
L. H. King	W. J. Driscoll
C. W. Rasmussen	E. D. Hlavka
L. R. Rasmussen	C. W. Morley
F. W. Piasecki
D. C. Titcomb

Shareholder Expense Example

As a shareholder of the Fund, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2005 to June 30, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds that charge transaction costs, such as sales charges (loads) on purchase or redemption payments, with the Clearwater funds where you do not incur such charges.

Actual	Beginning Account Value December 31, 2005	Ending Account Value June 30, 2006	Expenses Paid During the Period* December 31, 2005 thru June 30, 2006

Growth Fund	$1,000.00	$1,022.30	$1.57
Small Cap Fund	$1,000.00	$1,087.90	$5.33
Tax-Exempt Bond Fund	$1,000.00	$1,014.00	$2.12

Hypothetical (5% return before expenses)
Growth Fund	$1,000.00	$1,023.22	$1.57
Small Cap Fund	$1,000.00	$1,019.62	$5.17
Tax-Exempt Bond Fund	$1,000.00	$1,022.66	$2.13

* Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Growth Fund	0.31%
Small Cap Fund	1.03%
Tax-Exempt Bond Fund	0.43%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure (“Policies”) that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

CLEARWATER INVESTMENT TRUST

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund

Assets

Investments in securities, at market value (identified cost: $145,564,070 Growth Fund; $215,761,542 Small Cap Fund; $270,255,942 Tax-Exempt Bond Fund)	$242,552,693	245,136,740	267,266,048
Receivable for investment securities sold	—	1,850,402	1,576,167
Receivable for Shares of Beneficial Interest Sold	—	244,000	—
Accrued dividend and interest receivable	281,489	284,597	4,018,390

Total assets	242,834,182	247,515,739	272,860,605

Liabilities

Payables for investment securities purchased	—	1,490,831	1,988,466
Payables for investment shares redeemed	—	—	385,935
Other payable	1	—	—
Allowance for bad debts	—	—	215,108
Accrued investment advisory fee	181,839	623,464	271,844

Total liabilities	181,840	2,114,295	2,861,353

Net assets	$242,652,342	245,401,444	269,999,252

Capital

Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: outstanding 9,119,997; 12,470,676; and 27,247,990 shares, respectively)	$150,049,456	195,495,083	274,129,983
Undistributed net investment income (loss)	1,828,828	(496,069)	—
Accumulated net realized gain (loss)	(6,214,565)	21,027,232	(1,140,837)
Unrealized appreciation of investments	96,988,623	29,375,198	(2,989,894)

Net assets	$242,652,342	245,401,444	269,999,252

Net asset value per share of outstanding capital stock	$26.61	19.68	9.91

See accompanying notes to financial statements.             1

CLEARWATER INVESTMENT TRUST

Statement of Operations

for the six months ended June 30, 2006 (unaudited)

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund

Investment income:
Income:
Dividends (net of foreign taxes withheld of $1,377, $0, and $0, respectively)	$2,149,993	557,992	33,200
Interest	38,004	251,293	6,512,563

Total income	2,187,997	809,285	6,545,763

Expenses:
Bad Debts Expense	—	—	215,108
Investment advisory fee	541,781	1,663,093	751,654
Voluntary fee reduction	(150,702)	(357,739)	(202,641)

Total expenses	391,079	1,305,354	764,121

Net investment income (loss)	1,796,918	(496,069)	5,781,642

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	320,226	20,745,297	(144,288)
Unrealized appreciation (depreciation) during the period	3,060,027	(516,317)	(2,278,196)

Net gain (loss) on investments	3,380,253	20,228,980	(2,422,484)

Net increase (decrease) in net assets from operations	$5,177,171	19,732,911	3,359,158

See accompanying notes to financial statements.             2

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2006 (unaudited)

and the year ended December 31, 2005

	Growth Fund		Small Cap Fund		Tax-Exempt Bond Fund

	6/30/2006	12/31/2005	6/30/2006	12/31/2005	6/30/2006	12/31/2005

Operations:
Net investment income (loss)	$1,796,918	3,239,655	(496,069)	(420,498)	5,781,642	9,732,776
Net realized gain (loss) on investments	320,226	(183,070)	20,745,297	32,094,771	(144,288)	(619,037)
Unrealized appreciation (depreciation) during the period	3,060,027	9,638,336	(516,317)	(12,414,271)	(2,278,196)	127,766

Net increase (decrease) in net assets from operations	5,177,171	12,694,921	19,732,911	19,260,002	3,359,158	9,241,505

Distributions to shareholders from:
Net investment income	—	(3,216,075)	—	—	(5,781,642)	(9,733,198)
Net realized gain on investments	—	—	—	(31,690,587)	—	—

Total distributions to shareholders	—	(3,216,075)	—	(31,690,587)	(5,781,642)	(9,733,198)

Capital share transactions:
Proceeds from shares sold	10,343,000	30,664,800	4,450,270	16,045,384	44,200,521	34,462,703
Reinvestment of distributions from net investment income and gain	3,216,075	—	31,690,587	—	5,781,642	9,733,198
Payments for shares redeemed	(5,454,653)	(13,352,717)	(13,823,048)	(13,536,726)	(3,036,147)	(6,905,680)

Increase (decrease) in net assets from capital shares transactions	8,104,422	17,312,083	22,317,809	2,508,658	46,946,016	37,290,221

Total increase (decrease) in net assets	13,281,593	26,790,929	42,050,720	(9,921,927)	44,523,532	36,798,528
Net assets:
At the beginning of the period	229,370,749	202,579,820	203,350,724	213,272,651	225,475,720	188,677,192

At the end of the period	$242,652,342	229,370,749	245,401,444	203,350,724	269,999,252	225,475,720

Undistributed net investment income	$1,828,828	31,910	(496,069)	—	—	—

See accompanying notes to financial statements.             3

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2006

(1)	Organization

Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the funds). The Trust’s declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund’s portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund’s policy to minimize realization of taxable gains.

The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

(a)	Investments in Securities

Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

4	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2006

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

(b)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The tax character of distributions paid during the years ended December 31, 2004 and 2005 was as follows:

	Tax-Exempt		Ordinary Income		Long-Term Capital Gain

	2004	2005	2004	2005	2004	2005

Growth Fund	$—	—	$2,783,568	3,216,075	$—	—
Small Cap Fund	—	—	6,075,318	4,659,852	24,111,077	27,030,735
Tax-Exempt Bond Fund	7,429,240	9,652,012	119,994	81,186	—	—

5	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2006

	(c)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

	(d)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2006 were as follows:

	Purchases	Sales

Clearwater Growth Fund	$19,890,979	9,371,296
Clearwater Small Cap Fund	77,837,488	79,716,322
Clearwater Tax-Exempt Bond Fund	95,158,275	46,264,119

6	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2006

(4)	Capital Share Transactions

Transactions in shares of each fund for the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:

	Clearwater Growth Fund		Clearwater Small Cap Fund

	June 30, 2006	December 31, 2005	June 30, 2006	December 31, 2005

Sold	387,025	1,222,595	228,635	839,490
Issued for reinvested distributions	123,553	—	1,751,829	—
Redeemed	(201,745)	(538,106)	(749,179)	(741,221)

Increase (decrease)	308,833	684,489	1,231,285	98,269

	Clearwater Tax-Exempt Bond Fund

	June 30, 2006	December 31, 2005

Sold	4,427,981	3,443,664
Issued for reinvested distributions	580,267	972,555
Redeemed	(304,748)	(689,986)

Increase (decrease)	4,703,500	3,726,233

(5)	Capital Loss Carry-Over

For federal income tax purposes, the Clearwater Growth Fund and Clearwater Tax Exempt Bond Fund have capital loss carryovers of $6,534,791 and $996,549, respectively, at December 31, 2005, which, if not offset by subsequent capital gains, will expire as follows:

	Clearwater Growth Fund	Clearwater Tax- Exempt Bond Fund	Year of Expiration

	$6,351,721	—	2010
	—	301,862	2011
	—	75,650	2012
	183,070	619,037	2013

Total	$6,534,791	996,549

7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2006

(6)	Expenses and Related Party Transactions

The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust’s President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. Effective July 1, 2002 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. Effective April 1, 2006 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.30%, 1.00%, and 0.41%, respectively. This voluntary fee reduction may be rescinded at any time.

The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

8	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2006

(7)	Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

		Year ended December 31,
	June 30, 2006
Clearwater Growth Fund		2005	2004	2003	2002	2001

Net asset value, beginning of year	$26.03	24.93	22.66	17.70	23.07	26.86

Income from investment operations:
Net investment income (loss)	0.20	0.37	0.38	0.27	0.23	0.19
Net realized and unrealized gain (loss)	0.38	1.10	2.24	4.95	(5.37)	(3.73)

Total from investment operations	0.58	1.47	2.62	5.22	(5.14)	(3.54)

Less distributions:
Dividends from net investment income	—	(0.37)	(0.35)	(0.26)	(0.23)	(0.20)
Distributions from net realized gains	—	—	—	—	—	(0.05)

Total distributions	—	(0.37)	(0.35)	(0.26)	(0.23)	(0.25)

Net asset value, end of year	$26.61	26.03	24.93	22.66	17.70	23.07

Total return (a)	2.2%	5.9%	11.5%	29.5%	(22.3)%	(13.2)%
Net assets, end of year (000s omitted)	$242,652	229,371	202,580	150,460	103,981	132,792
Ratio of expenses to average net assets (b)	0.16%	0.36%	0.37%	0.39%	0.43%	0.45%
Ratio of net investment income to average net assets (b)	0.75%	1.52%	1.62%	1.40%	1.14%	0.80%
Portfolio turnover rate (excluding short-term securities)	3.92%	5.80%	1.52%	13.64%	31.40%	43.20%

(a)	Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b)

Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the period ended June 30, 2006 and the years ended December 31, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.23% for the six months ended June 30, 2006 and 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December 31, 2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income to average daily net assets would have been 0.68%, 1.43%, 1.54%, 1.34%, and 1.12%, respectively.

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2006

		Year ended December 31,
	June 30, 2006
Clearwater Small Cap Fund		2005	2004	2003	2002	2001

Net asset value, beginning of year	$18.09	19.14	18.35	13.11	14.61	13.01

Income from investment operations:
Net investment income (loss)	(0.04)	(0.04)	(0.09)	(0.02)	(0.01)	0.11
Net realized and unrealized gains (losses)	1.63	1.81	3.92	7.71	(1.49)	1.62

Total from investment operations	1.59	1.77	3.83	7.69	(1.50)	1.73

Less distributions:
Distributions from net investment income	—	—	—	—	—	(0.11)
Distributions from net realized gains	—	(2.82)	(3.04)	(2.45)	—	(0.02)

Total distributions	—	(2.82)	(3.04)	(2.45)	—	(0.13)

Net asset value, end of year	$19.68	18.09	19.14	18.35	13.11	14.61

Total return (a)	8.8%	9.2%	20.9%	58.7%	(10.3)%	13.3%
Net assets, end of year (000s omitted)	$245,401	203,351	213,273	138,089	77,492	81,974
Ratio of expenses to average net assets (b)	0.54%	1.14%	1.24%	1.33%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets (b)	(0.20)%	(0.19)%	(0.45)%	(0.12)%	(0.02)%	0.80%
Portfolio turnover rate (excluding short-term securities)	33.04%	73.65%	83.25%	100.82%	81.16%	117.75%

(a)	Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b)

Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the period ended June 30, 2006 and the years ended December 31, 2005, 2004, 2003 and 2002 the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.68% for the six months ended June 30, 2006 and 1.35% for the years ended December 31, 2005, 2004, 2003 and 2002, and the ratio of net investment income to average daily net assets would have been (0.34)%, (0.56)%, (0.14)%, and (0.03)% respectively.

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2006

		Year ended December 31,
	June 30, 2006
Clearwater Tax-Exempt Bond Fund		2005	2004	2003	2002	2001

Net asset value, beginning of year	$10.00	10.03	10.12	10.24	10.14	10.28

Income from investment operations:
Net investment income	0.21	0.48	0.50	0.53	0.58	0.59
Net realized and unrealized gains	(0.09)	(0.03)	(0.10)	(0.12)	0.12	0.02

Total from investment operations	0.12	0.45	0.40	0.41	0.70	0.61

Less distributions:
Distributions from net investment income	(0.21)	(0.48)	(0.49)	(0.53)	(0.58)	(0.59)
Distributions from net realized gains	—	—	—	—	(0.02)	(0.16)

Total distributions	(0.21)	(0.48)	(0.49)	(0.53)	(0.60)	(0.75)

Net asset value, end of year	$9.91	10.00	10.03	10.12	10.24	10.14

Total return (a)	1.4%	4.6%	4.1%	4.1%	7.1%	6.1%
Net assets, end of year (000s omitted)	$269,999	225,476	188,677	134,481	91,905	81,687
Ratio of expenses to average net assets (b)	0.31%	0.48%	0.51%	0.56%	0.58%	0.60%
Ratio of net investment income to average net assets (b)	2.31%	4.77%	4.84%	5.24%	5.69%	5.64%
Portfolio turnover rate (excluding short-term securities)	18.99%	41.39%	35.25%	39.84%	39.79%	43.23%

(a)	Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b)

Total fund management fee expenses are contractually limited to 0.60% of average daily net assets. However, during the period ended June 30, 2006 and the years ended December 31, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.38% for the six months ended June 30, 2006 and 0.60%, 0.60%, 0.60%, 0.60% for the years ended December 31, 2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income to average daily net assets would have been 2.21%, 4.65%, 4.75%, 5.20%, and 5.67%, respectively.

11	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Common stocks:

Consumer discretionary:
2,300	ABERCROMBIE AND FITCH CO	50,218	127,489
1,809	ACCO BRANDS CORP (b)	16,591	39,617
5,050	AMAZON COM INC (b)	150,753	195,334
7,300	AMERICAN EAGLE OUTFITTERS INC	106,990	248,492
900	AMERICAN GREETINGS CORP	13,869	18,909
300	ANNTAYLOR STORES CORP (b)	11,958	13,014
1,400	APPLEBEES INTL INC	36,640	26,908
600	ARVINMERITOR INC	10,494	10,314
1,892	AUTOLIV	79,511	107,030
1,600	AUTONATION INC DEL (b)	30,080	34,304
900	AUTOZONE INC (b)	57,669	79,380
900	BEAZER HOMES USA INC	53,114	41,283
4,675	BED BATH & BEYOND INC (b)	172,993	155,070
1,850	BELO CORP	30,400	28,860
7,100	BEST BUY CO INC	186,658	389,364
1,400	BIG LOTS INC (b)	15,477	23,912
1,300	BLACK & DECKER CORPORATION	44,208	109,798
1,500	BORG WARNER INC	75,927	97,650
1,600	BRINKER INTL INC	53,802	58,080
1,800	BRUNSWICK CORP	73,092	59,850
2,525	CABLEVISION SYS CORP	0	54,161
2,084	CARMAX INC (b)	50,984	73,899
330	CAVCO INDS INC DEL (b)	815	14,665
13,289	CBS CORP CLASS B	366,122	359,467
800	CDW CORP	44,354	43,720
6,600	CENTEX CORP	66,427	331,980
1,800	CHEESECAKE FACTORY (b)	58,968	48,510
3,600	CHICOS FAS INC (b)	47,293	97,128
8,900	CIRCUIT CITY STORES INC	104,507	242,258
4,575	CLEAR CHANNEL COMMUNICATIONS	152,744	141,596
9,200	COACH INC (b)	107,172	275,080
1,525	COMCAST CORP NEW (b)	36,552	49,990
34,445	COMCAST CORP NEW (b)	919,141	1,127,729
1,300	COPART INC (b)	32,032	31,928
7,800	COSTCO WHSL CORP NEW	237,671	445,614
6,533	D R HORTON INC	137,874	155,616
2,800	DARDEN RESTAURANTS INC	65,099	110,320
17,423	DIRECTV GROUP INC (b)	258,330	287,480
36,660	DISNEY WALT CO	784,463	1,099,800
500	DOLBY LABORATORIES INC (b)	11,040	11,650
2,900	DOLLAR GEN CORP	56,761	40,542
500	DOLLAR TREE STORES INC (b)	10,674	13,250
300	DOW JONES & CO INC	10,650	10,503
4,300	EASTMAN KODAK CO	100,539	102,254
3,000	ECHOSTAR COMMUNICATIONS CORP N (b)	101,063	92,430
1,870	EXPEDIA INC DEL (b)	35,855	27,994
9,064	FEDERATED DEPT STORES INC DE	244,139	331,742
2,300	FOOT LOCKER INC	36,173	56,327
1,500	FORD MTR CO DEL	10,065	10,395
7,700	FORTUNE BRANDS INC	266,191	546,777
1,900	GAMESTOP CORP NEW (b)	15,311	79,800
200	GANNETT INC	11,038	11,186
9,900	GAP INC	151,942	172,260
8,700	GENERAL MTRS CORP	169,911	259,173
3,000	GENTEX CORP	42,150	42,000

See accompanying notes to financial statements.	12	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Consumer discretionary (Cont’d):
100	GETTY IMAGES INC (b)	7,376	6,351
14,850	HARLEY DAVIDSON INC	87,002	815,117
1,100	HARMAN INTL INDS INC NEW	102,954	93,907
900	HARRAHS ENTMT INC	63,437	64,062
8,150	HEARST ARGYLE TELEVISION INC	196,577	179,789
7,203	HILTON HOTELS CORP	169,355	203,701
42,525	HOME DEPOT INC	27,735	1,521,970
9,667	HOST HOTELS & RESORTS INC	172,098	211,417
600	HOVNANIAN ENTERPRISES INC (b)	26,568	18,048
5,300	INTERNATIONAL GAME TECHNOLOGY	181,663	201,082
3,650	JOHNSON CTLS INC	171,134	300,103
2,200	JONES APPAREL GROUP INC	78,005	69,938
1,200	KB HOME	39,516	55,020
11,550	KOHLS CORP (b)	92,211	682,836
700	LAMAR ADVERTISING CO (b)	26,224	37,702
1,300	LEAR CORP	21,307	28,873
900	LEE ENTERPRISES INC	30,240	24,255
3,100	LEGGETT & PLATT INC	70,116	77,438
2,100	LENNAR CORP	95,438	93,177
2,317	LIBERTY GLOBAL INC (b)	35,539	47,661
13,158	LIBERTY MEDIA HLDG CORP (b)	214,168	227,107
2,631	LIBERTY MEDIA HLDG CORP (b)	156,652	220,399
10,290	LIMITED BRANDS INC	118,493	263,321
921	LIVE NATION INC (b)	11,411	18,752
1,850	LIZ CLAIBORNE INC	62,867	68,561
14,000	LOWES COS INC	562,793	849,380
100	M.D.C. HOLDINGS INC	6,787	5,193
23,700	MARRIOTT INTL INC NEW	97,956	903,444
6,500	MATTEL INC	118,061	107,315
917	MCCLATCHY CO	48,244	36,771
21,600	MCDONALDS CORP	472,381	725,760
7,190	MCGRAW HILL COS INC	279,243	361,154
3,200	MICHAELS STORES INC	39,160	131,968
1,500	MOHAWK INDS INC (b)	119,605	105,525
3,800	NEWELL RUBBERMAID INC	86,564	98,154
43,775	NEWS CORP	678,724	839,605
3,200	NIKE INC	212,954	259,200
5,000	NORDSTROM INC	52,596	182,500
4,977	NTL INC DEL	122,485	123,927
100	NVR INC (b)	80,002	49,125
8,099	OFFICE DEPOT INC (b)	189,986	307,762
3,300	OFFICEMAX INC DEL	114,939	134,475
2,500	OMNICOM GROUP	168,958	222,725
1,300	OSI RESTAURANT PARTNERS INC	55,035	44,980
400	PACIFIC SUNWEAR OF CALIF (b)	9,204	7,172
1,200	PENN NATL GAMING INC (b)	43,968	46,536
3,700	PENNEY J C INC	142,894	249,787
1,400	PETSMART INC	35,894	35,840
1,500	POLO RALPH LAUREN CORP	31,320	82,350
4,000	PULTE HOMES INC	122,325	115,160
100	RADIOSHACK CORP	1,933	1,400
1,100	READERS DIGEST ASSN INC	15,807	15,356
3,000	REGAL ENTMT GROUP	55,920	60,960
2,600	ROSS STORES INC	42,760	72,930
800	RYLAND GROUP INC	43,093	34,856
1,000	SCHOLASTIC CORP (b)	28,560	25,970
600	SCRIPPS E W CO OH	23,112	25,884

See accompanying notes to financial statements.	13	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Consumer discretionary (Cont’d):
1,479	SEARS HLDGS CORP (b)	113,477	229,008
1,100	SHERWIN WILLIAMS CO	50,106	52,228
30,800	SIRIUS SATELLITE RADIO INC (b)	116,116	146,300
700	SNAP ON INC	17,991	28,294
700	SPECTRUM BRANDS INC (b)	10,514	9,044
800	STANDARD PAC CORP NEW	29,288	20,560
900	STANLEY WORKS	27,855	42,498
12,150	STAPLES INC	173,534	295,488
13,950	STARBUCKS CORP (b)	212,771	526,752
5,010	STARWOOD HOTELS & RESORTS INC	224,617	302,303
946	STATION CASINOS INC	63,967	64,404
15,000	TARGET CORP	493,687	733,050
3,000	TIFFANY & CO NEW	86,618	99,060
100	TIMBERLAND CO (b)	3,401	2,610
85,800	TIME WARNER INC NEW	1,181,330	1,484,340
8,400	TJX COS INC NEW	158,823	192,024
2,000	TOLL BROS INC (b)	50,443	51,140
300	TRIBUNE CO NEW	9,582	9,729
800	TRW AUTOMOTIVE HLDGS CORP (b)	18,216	21,824
6,755	UNIVISION COMMUNICATIONS INC (b)	202,257	226,293
2,000	URBAN OUTFITTERS INC (b)	35,120	34,980
1,700	V F CORP	87,065	115,464
12,389	VIACOM INC NEW (b)	587,609	444,022
44,450	WAL MART STORES INC	2,136,384	2,141,157
100	WASHINGTON POST CO	74,901	78,001
12,633	WENDYS INTL INC	690,096	736,378
3,779	WHIRLPOOL CORP	172,356	312,334
800	WILEY JOHN & SON	27,401	26,560
1,000	WILLIAMS SONOMA INC	32,379	34,050
1,400	XM SATELLITE RADIO HLDGS INC (b)	27,440	20,510
5,008	YUM BRANDS INC	105,346	251,752
2,400	ZALE CORP NEW (b)	39,515	57,816

		19,636,047	29,247,604	12.05%

Consumer staples:
36,500	ALTRIA GROUP INC	828,258	2,680,195
10,400	ANHEUSER BUSCH COS INC	472,829	474,136
12,300	ARCHER DANIELS MIDLAND CO	252,190	507,744
3,900	AVON PRODS INC	114,316	120,900
1,800	BROWN FORMAN CORP	70,069	128,610
6,200	CAMPBELL SOUP CO	168,826	230,082
38,200	COCA COLA CO	1,180,718	1,643,364
5,700	COCA COLA ENTERPRISES INC	120,731	116,109
8,933	COLGATE PALMOLIVE CO	458,149	535,087
8,000	CONAGRA INC	182,521	176,880
9,288	CONSTELLATION BRANDS INC (b)	207,998	232,200
13,400	CVS CORP	234,677	411,380
2,900	DEAN FOODS CO NEW (b)	79,989	107,851
5,773	DEL MONTE FOODS CO	57,723	64,831
6,200	GENERAL MLS INC	277,056	320,292
5,575	HEINZ H J CO	190,266	229,802
2,100	HERSHEY CO / THE	106,008	115,647
1,300	HORMEL FOODS CORP	29,432	48,282
4,100	KELLOGG CO	179,871	198,563
7,250	KIMBERLY CLARK CORP	420,840	447,325
4,700	KRAFT FOODS INC	147,507	145,230
14,400	KROGER CO	246,089	314,784

See accompanying notes to financial statements.	14	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Consumer staples (Cont’d):
700	LAUDER ESTEE COS INC	26,691	27,069
4,100	LOEWS CORP	107,638	210,617
1,600	MCCORMICK & CO INC	55,297	53,680
900	MOLSON COORS BREWING CO	54,437	61,092
1,000	NBTY INC (b)	21,300	23,910
2,400	PEPSI BOTTLING GROUP INC	52,032	77,160
33,726	PEPSICO INC	1,380,671	2,024,909
69,689	PROCTER AND GAMBLE CO	1,685,255	3,874,708
9,800	RITE AID CORP (b)	39,788	41,552
8,419	SAFEWAY INC	166,288	218,894
5,450	SARA LEE CORP	101,436	87,309
1,300	SMITHFIELD FOODS INC (b)	35,157	37,479
300	SMUCKER J M CO	4,313	13,410
5,256	SUPERVALU INC	109,924	161,353
11,900	SYSCO CORP	258,179	363,664
9,527	TYSON FOODS INC (DEL)	111,286	141,571
2,900	UST INC	80,807	131,051
27,350	WALGREEN CO	324,378	1,226,374
2,714	WHOLE FOODS MKT INC	84,342	175,433
4,500	WRIGLEY WM JR CO	125,321	204,120

		10,850,601	18,404,649	7.58%

Energy:
4,146	ANADARKO PETE CORP	93,285	197,723
9,134	APACHE CORP	389,377	623,396
3,350	BAKER HUGHES INC	149,912	274,198
3,700	BJ SVCS CO	117,817	137,862
8,588	BP PLC (d)	211,116	597,811
6,200	CHESAPEAKE ENERGY CORP	95,590	187,550
43,195	CHEVRON CORP	1,985,719	2,680,682
34,543	CONOCOPHILLIPS	1,143,534	2,263,603
6,212	DEVON ENERGY CORPORATION NEW	181,860	375,267
13,900	EL PASO CORP	103,337	208,500
1,100	ENSCO INTL INC	29,875	50,622
8,500	EOG RESOURCES INC	80,824	589,390
114,749	EXXON MOBIL CORP	4,833,473	7,039,851
100	GRANT PRIDECO INC (b)	4,509	4,475
6,700	HALLIBURTON CO	253,180	497,207
3,100	HELMERICH AND PAYNE INC	82,265	186,806
305	HUGOTON RTY TR TX	9,016	9,059
3,000	KERR MCGEE CORP	130,009	208,050
4,000	MARATHON OIL CORP	161,936	333,200
2,400	MURPHY OIL CORP	32,055	134,064
2,567	NATIONAL OILWELL VARCO INC (b)	66,248	162,542
100	NEWFIELD EXPL CO (b)	4,141	4,894
5,800	NOBLE ENERGY INC	74,136	271,788
14,250	OCCIDENTAL PETE CORP	267,374	1,461,338
4,000	PATTERSON UTI ENERGY INC	116,144	113,240
3,200	PIONEER NAT RES CO	48,507	148,512
2,005	QUICKSILVER RES INC (b)	85,429	73,804
9,700	SCHLUMBERGER LTD	109,606	631,567
2,200	SMITH INTL INC	38,951	97,834
9,600	SUNOCO INC	108,241	665,184
6,593	TRANSOCEAN INC (b)	105,613	529,550
8,534	VALERO ENERGY CORP	99,214	567,682
9,060	WILLIAMS COS INC	101,393	211,642
5,133	XTO ENERGY INC	47,918	227,238

		11,361,604	21,766,128	8.97%

See accompanying notes to financial statements.	15	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Financials:
9,550	AFLAC INC	299,320	442,643
9,000	ALLIED CAP CORP NEW	196,349	258,930
9,700	ALLSTATE CORP	422,942	530,881
8,000	AMB PPTY CORP	264,402	404,400
1,300	AMBAC FINL GROUP INC	91,536	105,430
17,675	AMERICAN EXPRESS CO	636,717	940,664
2,200	AMERICAN FINL RLTY TR	24,376	21,296
41,516	AMERICAN INTL GROUP INC	690,519	2,451,520
8,200	AMERICREDIT CORP (b)	141,934	228,944
3,535	AMERIPRISE FINL INC	91,896	157,908
700	AMERUS GROUP CO	38,045	40,985
9,700	AMSOUTH BANCORPORATION	229,185	256,565
4,800	AON CORP	95,152	167,136
1,631	APARTMENT INVT & MGMT CO	55,426	70,867
1,096	ARCHSTONE SMITH TR	38,818	55,754
3,100	ASSOCIATED BANC CORP	105,586	97,743
10,200	ASTORIA FINL CORP	96,415	310,590
85,807	BANK AMER CORP	2,733,680	4,127,317
13,500	BANK NEW YORK INC	365,609	434,700
8,658	BB&T CORP	244,238	360,086
1,100	BEAR STEARNS COS INC	56,969	154,088
300	BOSTON PPTYS INC	26,459	27,120
5,396	CAPITAL ONE FINL CORP	301,438	461,088
2,200	CAPITALSOURCE INC	52,800	51,612
2,100	CB RICHARD ELLIS GROUP INC (b)	50,437	52,290
400	CHICAGO MERCANTILE EXCHANGE	101,482	196,460
4,200	CHUBB CORP	129,882	209,580
2,756	CINCINNATI FINL CORP	103,501	129,560
2,300	CIT GROUP INC NEW	61,304	120,267
94,904	CITIGROUP INC	2,211,808	4,578,169
28,722	COLONIAL BANCGROUPINC	650,228	737,581
3,200	COMERICA INC	171,938	166,368
2,400	COMMERCE BANCORP INC N J	70,008	85,608
5,200	CONSECO INC (b)	97,448	120,120
18,354	COUNTRYWIDE FINL CORP	475,926	698,920
3,276	CRESCENT REAL ESTATE EQUITIES	55,314	60,803
12,000	E TRADE FINL CORP (b)	125,906	273,840
7,200	EQUITY OFFICE PPTYS TR	215,012	262,872
5,016	EQUITY RESIDENTIAL	159,472	224,366
8,600	ERIE INDTY CO	446,989	447,200
17,950	FEDERAL HOME LN MTG CORP	54,545	1,023,330
19,854	FEDERAL NATL MTG ASSN	1,088,972	954,977
3,800	FIDELITY NATL FINL INC	144,152	148,010
2,700	FIDELITY NATL INFORMATION SVC	105,624	95,580
12,735	FIFTH THIRD BANCORP	486,336	470,558
8,450	FIRST HORIZON NATL CORP	255,733	339,690
1,200	FOREST CITY ENTERPRISES INC	54,504	59,892
9,745	FRANKLIN RES INC	179,015	845,963
1,800	GALLAGHER ARTHUR J & CO	55,152	45,612
17,400	GENERAL GROWTH PPTYS INC	205,324	784,044
4,000	GENWORTH FINL INC	120,777	139,360
4,669	GOLDEN WEST FINL CORP DEL	284,059	346,440
7,326	GOLDMAN SACHS GROUP INC	790,684	1,102,050
4,700	HARTFORD FINANCIAL SVCS GRP	259,891	397,620
14,600	HEALTH CARE PPTY INVS INC	244,506	390,404

See accompanying notes to financial statements.	16	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Financials (Cont’d):
7,200	HRPT PPTYS TR	67,324	83,232
1,284	HSBC HLDGS PLC (d)	64,775	113,441
11,600	HUNTINGTON BANCSHARES INC	253,776	273,528
2,300	INVESTMENT TECHNOLOGY GROUP (b)	37,976	116,978
800	INVESTORS FINL SERVICES CORP	30,725	35,920
4,000	ISTAR FINL INC	76,749	151,000
4,400	JANUS CAP GROUP INC	64,273	78,760
61,246	JPMORGAN CHASE & CO	1,698,739	2,572,332
12,100	KEYCORP NEW	225,332	431,728
3,000	KIMCO RLTY CORP	88,706	109,470
1,400	LEGG MASON INC	148,060	139,328
8,600	LEHMAN BROTHERS HLDGS INC	288,749	560,290
1,600	LEUCADIA NATL CORP	27,592	46,704
6,948	LINCOLN NATL CORP IN	251,424	392,145
6,300	LOEWS CORP	49,966	223,335
1,060	M & T BK CORP	97,320	124,995
5,600	MACK CA RLTY CORP	178,832	257,152
9,482	MANULIFE FINL CORP	135,056	301,243
3,800	MARSH & MCLENNAN COS INC	103,074	102,182
2,000	MARSHALL & ILSLEY CORP	51,520	91,480
4,850	MBIA INC	254,638	283,968
5,400	MELLON FINL CORP	171,240	185,922
14,100	MERRILL LYNCH & CO INC	603,545	980,796
8,000	METLIFE INC	318,745	409,680
6,800	MGIC INVT CORP WIS	163,404	442,000
1,100	MILLS CORP	29,359	29,425
3,200	MOODYS CORP	128,540	174,272
17,575	MORGAN STANLEY	810,504	1,110,916
16,290	NATIONAL CITY CORP	298,674	589,535
800	NATIONWIDE FINL SVCS INC	25,928	35,264
900	NEW CENTY FINL CORP MD	41,373	41,175
2,349	NEW YORK CMNTY BANCORP INC	43,174	38,782
7,438	NORTH FORK BANCORPORATION INC	120,236	224,404
1,825	NORTHERN TRUST CORP	72,746	100,923
11,125	OLD REP INTL CORP	221,092	237,741
7,392	PEOPLES BK BRIDGEPORT CONN	218,430	242,827
255	PIPER JAFFRAY COS (b)	7,794	15,609
3,485	PLUM CREEK TIMBER CO INC	79,081	123,718
300	PMI GROUP INC	10,926	13,374
3,925	PNC FINL SVCS GROUP INC	179,373	275,417
23,162	POPULAR INC	485,105	444,710
20,600	PRICE T ROWE GROUP INC	137,008	778,886
2,550	PRINCIPAL FINANCIAL GROUP	69,037	141,908
10,400	PROGRESSIVE CORP OHIO	164,996	267,384
4,672	PROLOGIS	198,320	243,505
8,500	PRUDENTIAL FINL INC	341,982	660,450
1,600	PUBLIC STORAGE INC	117,568	121,440
1,000	RADIAN GROUP INC	47,230	61,780
1,125	RAYMOND JAMES FINANCIAL INC	12,570	34,054
2,700	REALTY INCOME CORP	68,554	59,130
4,656	REGIONS FINL CORP NEW	110,981	154,207
300	REINSURANCE GROUP AMER INC	12,570	14,745
1,100	SAFECO CORP	54,889	61,985
25,700	SCHWAB CHARLES CORP	229,436	410,686
2,100	SIMON PPTY GROUP INC NEW	90,805	174,174
4,500	SKY FINL GROUP INC	106,014	106,245
6,700	SLM CORP	239,070	354,564

See accompanying notes to financial statements.	17	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Financials (Cont’d):
7,245	SOVEREIGN BANCORP INC	91,649	147,146
500	ST JOE CO	16,215	23,270
4,450	STATE STREET CORPORATION	222,684	258,501
4,234	SUNTRUST BKS INC	271,872	322,885
4,200	SYNOVUS FINL CORP	112,014	112,476
23,200	TCF FINANCIAL CORP	200,798	613,640
4,200	TD AMERITRADE HLDG CORP	63,455	62,202
2,303	TD BANKNORTH INC	42,416	67,823
11,132	THE ST PAUL TRAVELERS COS INC	359,509	496,265
4,300	THORNBURG MTG INC	127,446	119,841
1,900	TORCHMARK INC	80,235	115,368
1,104	TORONTO DOMINION BK ONT (d)	44,108	56,050
400	TRANSATLANTIC HLDGS INC	23,500	22,360
4,000	UNITRIN INC	101,606	174,360
5,600	UNUMPROVIDENT CORP	84,370	101,528
30,551	US BANCORP DEL	693,495	943,415
1,517	VALLEY NATL BANCORP	29,039	39,002
2,245	VORNADO RLTY TR	186,436	219,000
27,009	WACHOVIA CORP 2ND NEW	949,522	1,460,647
19,705	WASHINGTON MUT INC	351,733	898,154
32,641	WELLS FARGO & CO NEW	724,241	2,189,558
7,225	XL CAPITAL LTD	92,119	442,893
500	ZIONS BANCORP	29,372	38,970

		31,878,480	52,441,995	21.62%
Healthcare:
33,268	ABBOTT LABS	1,274,159	1,450,817
18,800	AETNA INC	151,653	750,684
2,443	ALLERGAN INC	171,647	262,036
3,400	AMERISOURCEBERGEN CORP	97,885	142,528
25,150	AMGEN INC (b)	102,792	1,640,535
600	AMYLIN PHARMACEUTICALS INC (b)	9,606	29,622
600	ANDRX CORP DEL (b)	10,542	13,914
1,800	APPLERA CORP APPLIED BIOSYS	37,429	58,230
1,300	BARD C R INC	78,455	95,238
1,300	BARR PHARMACEUTICALS INC (b)	64,592	61,997
2,100	BAUSCH & LOMB INC	103,026	102,984
11,000	BAXTER INTL INC	220,992	404,360
2,500	BECTON DICKINSON & CO	123,650	152,825
20,837	BIOGEN IDEC INC (b)	584,369	965,378
3,200	BIOMET INC	120,878	100,128
20,461	BOSTON SCIENTIFIC CORP (b)	429,437	344,563
39,900	BRISTOL MYERS SQUIBB CO	999,000	1,031,814
7,335	CARDINAL HEALTH INC	408,005	471,861
7,713	CAREMARK RX INC	146,686	384,647
8,036	CELGENE CORP (b)	182,909	381,147
200	CEPHALON INC (b)	9,120	12,020
2,200	CIGNA CORP	107,215	216,722
700	COVANCE INC (b)	31,465	42,854
1,800	COVENTRY HEALTH CARE INC (b)	59,870	98,892
16,603	CYTYC CORP (b)	420,454	421,052
1,425	DAVITA INC (b)	21,812	70,823
180	EDWARDS LIFESCIENCES CORP (b)	1,872	8,177
1,600	EXPRESS SCRIPTS INC (b)	37,832	114,784
3,400	FISHER SCIENTIFIC INTL INC	138,754	248,370
4,250	FOREST LABS INC (b)	159,482	164,433
100	GEN PROBE INC NEW (b)	5,058	5,398

See accompanying notes to financial statements.	18	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Healthcare (Cont’d):
7,600	GENENTECH INC (b)	371,741	621,680
5,200	GENZYME CORP (b)	283,372	317,460
7,296	GILEAD SCIENCES INC (b)	237,281	431,631
3,152	GLAXOSMITHKLINE PLC (d)	76,079	175,882
9,550	HCA INC	347,616	412,083
4,000	HEALTH MGMT ASSOC	76,501	78,840
2,450	HEALTH NET INC (b)	64,669	110,667
1,400	HILLENBRAND INDS INC	76,636	67,900
2,005	HOSPIRA INC (b)	50,661	86,095
3,900	HUMANA INC (b)	39,107	209,430
100	IMCLONE SYS INC (b)	3,259	3,864
2,100	IMS HEALTH INC	52,215	56,385
2,500	INVITROGEN CORP (b)	164,832	165,175
52,300	JOHNSON & JOHNSON	1,477,451	3,133,816
900	KINETIC CONCEPTS INC (b)	36,171	39,735
4,300	KING PHARMACEUTICALS INC (b)	44,032	73,100
3,400	LABORATORY CORP AMER HLDGS (b)	99,252	211,582
18,100	LILLY ELI & CO	754,435	1,000,387
1,950	LINCARE HLDGS INC (b)	58,492	73,788
1,300	MANOR CARE INC NEW	30,973	60,996
4,700	MCKESSON CORP	159,643	222,216
4,878	MEDCO HEALTH SOLUTIONS INC (b)	137,776	279,412
1,300	MEDICIS PHARMACEUTICAL CORP	43,528	31,200
3,100	MEDIMMUNE INC (b)	76,227	84,010
27,050	MEDTRONIC INC	100,935	1,269,186
36,555	MERCK & CO INC	1,157,202	1,331,699
4,700	MYLAN LABS INC	53,880	94,000
1,500	NEKTAR THERAPEUTICS (b)	21,900	27,510
1,900	OMNICARE INC	56,919	90,098
800	PATTERSON COS INC (b)	27,744	27,944
1,300	PDL BIOPHARMA INC (b)	20,144	23,933
139,475	PFIZER INC	941,084	3,273,478
1,400	PHARMACEUTICAL PROD DEV INC	32,993	49,168
2,050	QUEST DIAGNOSTICS INC	62,932	122,836
25,100	SCHERING PLOUGH CORP	443,035	477,653
3,200	SEPRACOR INC (b)	143,842	182,848
12,600	SERVICE CORP INTL	90,438	102,564
5,000	ST JUDE MED INC (b)	130,921	162,100
15,650	STRYKER CORP	60,399	659,022
2,157	TEVA PHARMACEUTICAL INDS LTD (d)	40,824	68,140
1,000	TRIAD HOSPS INC (b)	25,517	39,580
24,622	UNITEDHEALTH GROUP INC	554,736	1,102,573
700	UNIVERSAL HEALTH SVCS INC	31,885	35,182
5,800	VARIAN MED SYS INC (b)	213,788	274,630
1,200	VCA ANTECH INC (b)	28,592	38,316
2,175	WATSON PHARMACEUTICALS INC (b)	50,706	50,634
10,158	WELLPOINT INC (b)	380,521	739,198
26,050	WYETH	1,057,925	1,156,881
2,985	ZIMMER HOLDINGS INC (b)	177,734	169,309

		16,979,191	29,764,646	12.27%
Industrials:
13,050	3M CO	929,474	1,054,049
1,725	ADESA INC	30,322	38,364
2,750	ALLIED WASTE INDUSTRIES INC (b)	16,321	31,240
3,193	AMERICAN PWR CONVERSION CORP	54,636	62,232
3,500	AMERICAN STD COS INC DEL	138,580	151,445

See accompanying notes to financial statements.	19	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Industrials (Cont’d):
6,932	AMR CORP DEL (b)	123,752	176,211
3,505	APOLLO GROUP INC (b)	206,235	181,103
1,700	ARAMARK CORP	47,836	56,287
1,700	AVERY DENNISON CORP	90,518	98,702
6,200	BLOCK H & R INC	58,017	147,932
18,700	BOEING CO	442,349	1,531,717
5,700	BURLINGTON NORTHN SANTA FE	176,987	451,725
2,000	CAREER ED CORP (b)	73,025	59,780
300	CARLISLE COS INC	15,924	23,790
13,004	CATERPILLAR INC	465,444	968,538
29,948	CENDANT CORP	218,523	487,853
4,000	CERIDIAN CORP NEW (b)	76,450	97,760
500	CHECKFREE CORP NEW (b)	20,383	24,780
2,900	CINTAS CORP	94,801	115,304
2,100	CON WAY INC	20,609	121,653
12,675	CRANE CO	213,729	527,280
5,100	CSX CORP	107,400	359,244
850	CUMMINS INC	41,532	103,913
3,200	DANAHER CORP	122,770	205,824
3,650	DEERE & CO	199,160	304,739
1,000	DEVRY INC DEL (b)	19,142	21,970
3,893	DISCOVERY HLDG CO (b)	45,381	56,955
300	DONALDSON CO INC	10,200	10,161
4,300	DONNELLEY R R & SONS CO	131,760	137,385
3,325	DOVER CORP	122,574	164,355
9,500	DUN & BRADSTREET CORP DEL NEW (b)	236,409	661,960
3,000	EATON CORP	103,554	226,200
6,000	EMDEON CORP (b)	58,236	74,460
9,350	EMERSON ELEC CO	514,252	783,624
400	ENERGIZER HLDGS INC (b)	20,688	23,428
200	EXPEDITORS INTL WA INC	9,937	11,202
1,400	FASTENAL CO	43,652	56,406
11,275	FEDEX CORP	224,125	1,317,597
10,550	FISERV INC (b)	95,145	478,548
3,675	FLUOR CORP NEW	96,907	341,518
1,400	GATX CORPORATION	24,276	59,500
6,000	GENERAL DYNAMICS CORP	249,324	392,760
197,881	GENERAL ELEC CO	4,379,078	6,522,158
5,050	GENUINE PARTS CO	153,969	210,383
3,700	GOODRICH CORP	111,298	149,073
1,700	GRAINGER W W INC	74,317	127,891
800	HARSCO CORP	28,236	62,368
14,400	HONEYWELL INTL INC	366,044	580,320
1,200	HUBBELL INC	44,766	57,180
2,100	HUNT J B TRANS SVCS INC	40,530	52,311
9,424	ILLINOIS TOOL WKS INC	366,074	447,640
100	IRON MTN INC PA (b)	4,022	3,738
2,800	ITT CORP	116,998	138,600
1,300	ITT EDL SVCS INC (b)	52,038	85,553
1,300	JACOBS ENGR GROUP INC (b)	57,164	103,532
1,600	JOY GLOBAL INC	99,890	83,344
1,800	L 3 COMMUNICATIONS HLDG CORP	99,393	135,756
1,000	LANDSTAR SYS INC	30,070	47,230
5,600	LOCKHEED MARTIN CORP	167,741	401,744
1,475	MANPOWER INC WIS	66,373	95,285
8,188	MASCO CORP	175,878	242,692
1,800	MONSTER WORLDWIDE INC (b)	45,970	76,788

See accompanying notes to financial statements.	20	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Industrials (Cont’d):
6,860	NORFOLK SOUTHN CORP	164,461	365,089
4,292	NORTHROP GRUMMAN CORP	197,337	274,946
2,884	OSHKOSH TRUCK CORP	137,832	137,048
3,662	PACCAR INC	88,853	301,676
2,300	PALL CORP	58,256	64,400
1,900	PARKER HANNIFIN CORP	123,853	147,440
1,800	PENTAIR INC	64,233	61,542
1,497	PHH CORP (b)	10,184	41,227
10,200	PITNEY BOWES INC	328,150	421,260
4,000	PRECISION CASTPARTS CORP	45,286	239,040
6,700	RAYTHEON CO	200,320	298,619
4,650	REPUBLIC SVCS INC	125,531	187,581
2,200	REYNOLDS AMERN INC	123,818	253,660
2,500	ROBERT HALF INTL INC	66,310	105,000
7,250	ROCKWELL AUTOMATION INC	102,173	522,073
2,714	ROCKWELL COLLINS INC	75,092	151,631
6,100	SABRE HLDGS CORP	153,967	134,200
4,100	SERVICE MASTER COMPANY	44,239	42,353
2,400	SKYWEST INC	26,040	59,520
15,775	SOUTHWEST AIRLS CO	223,545	258,237
1,000	SPX CORP	51,053	55,950
200	STERICYCLE INC (b)	8,456	13,020
700	SWIFT TRANSN INC (b)	16,331	22,232
500	TELEFLEX INC	22,515	27,010
400	TEREX CORP NEW (b)	33,523	39,480
2,175	TEXTRON INC	118,864	200,492
13,700	TYCO INTL LTD	132,068	376,750
3,900	UNION PAC CORP	228,791	362,544
8,600	UNITED PARCEL SVC INC	607,230	708,038
19,450	UNITED TECHNOLOGIES CORP	776,669	1,233,519
200	USG CORP (b)	18,323	14,586
8,650	WASTE MGMT INC DEL	135,675	310,362
600	WEIGHT WATCHERS INTL INC NEW	23,424	24,534

		17,002,588	29,278,134	12.07%
Information technology:
2,800	ACTIVISION INC NEW (b)	9,966	31,864
2,000	ADC TELECOMMUNICATIONS INC (b)	43,860	33,720
11,524	ADOBE SYS INC (b)	219,807	349,869
9,100	ADVANCED MICRO DEVICES INC (b)	188,294	222,222
1,100	AFFILIATED COMPUTER SVCS INC (b)	55,291	56,771
2,000	AGERE SYS INC (b)	30,820	29,400
7,700	AGILENT TECHNOLOGIES INC (b)	168,385	243,012
2,500	AKAMAI TECHNOLOGIES INC (b)	77,275	90,475
5,300	ALTERA CORP (b)	99,804	93,015
11,100	ANALOG DEVICES INC	99,557	356,754
17,271	ANDREW CORP (b)	209,577	153,021
15,100	APPLE COMPUTER (b)	291,741	862,512
28,400	APPLIED MATERIALS INC	415,207	462,352
600	ARROW ELECTRS INC (b)	15,192	19,320
7,500	ASML HOLDING N V (b) (d)	45,625	151,650
10,586	AUTODESK INCORPORATED	390,987	364,794
8,722	AUTOMATIC DATA PROCESSING INC	327,384	395,543
7,700	AVAYA INC (b)	79,422	87,934
6,200	BEA SYS INC (b)	52,185	81,158
3,350	BMC SOFTWARE INC	58,044	80,065
7,639	BROADCOM CORP (b)	156,960	229,552

See accompanying notes to financial statements.	21	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Information technology (Cont’d):
5,300	BROCADE COMMUNICATIONS SYS INC (b)	27,300	32,542
5,825	CA INC	93,467	119,704
4,100	CADENCE DESIGN SYS INC (b)	65,211	70,315
116,650	CISCO SYS INC (b)	255,645	2,278,175
3,250	CITRIX SYS INC (b)	28,874	130,455
2,400	COGNIZANT TECHNOLOGY SOLUTIONS (b)	67,929	161,688
2,722	COMPUTER SCIENCES CORP (b)	109,475	131,854
6,800	COMPUWARE CORP (b)	44,226	45,560
2,200	COMVERSE TECHNOLOGY INC (b)	37,400	43,494
29,100	CORNING INC (b)	300,281	703,929
500	CREE INC (b)	11,565	11,880
2,400	CYPRESS SEMICONDUCTOR CORP (b)	29,768	34,896
48,977	DELL INC (b)	1,354,155	1,195,529
14,700	DENDRITE INTL INC (b)	57,965	135,828
20,800	EBAY INC (b)	269,166	609,232
5,600	ELECTRONIC ARTS INC (b)	286,778	241,024
8,000	ELECTRONIC DATA SYS CORP NEW	178,953	192,480
42,210	EMC CORP (b)	337,885	463,044
3,700	EMULEX CORP (b)	49,943	60,199
700	F5 NETWORKS INC (b)	32,375	37,436
900	FAIR ISAAC CORPORATION	31,182	32,679
1,900	FAIRCHILD SEMICONDUCTOR INTL (b)	25,935	34,523
26,044	FIRST DATA CORP	174,264	1,173,022
7,930	FREESCALE SEMICONDUCTOR INC (b)	123,073	233,142
3,103	GOOGLE INC (b)	908,055	1,301,181
2,800	HARRIS CORP DEL	37,337	116,228
56,327	HEWLETT PACKARD CO	1,052,419	1,784,439
3,220	IAC INTERACTIVECORP (b)	80,489	85,298
6,110	INTEGRATED DEVICE TECHNOLOGY (b)	79,318	86,640
104,600	INTEL CORP	219,322	1,982,170
900	INTERDIGITAL COMM CORP (b)	15,021	31,419
29,200	INTERNATIONAL BUSINESS MACHS	2,504,807	2,243,144
700	INTERNATIONAL RECTIFIER CORP (b)	29,995	27,356
7,800	INTERSIL CORP	123,552	181,350
2,500	INTUIT (b)	103,285	150,975
5,600	JABIL CIRCUIT INC	94,248	143,360
30,000	JDS UNIPHASE CORP (b)	119,100	75,900
12,800	JUNIPER NETWORKS INC (b)	260,240	204,672
3,000	KLA TENCOR CORP	101,654	124,710
3,000	LAM RESH CORP (b)	83,706	139,860
1,800	LEXMARK INTL INC (b)	76,346	100,494
5,400	LINEAR TECHNOLOGY CORP	176,013	180,846
4,600	LSI LOGIC CORP (b)	43,516	41,170
64,600	LUCENT TECHNOLOGIES INC (b)	209,612	156,332
4,200	MAXIM INTEGRATED PRODS INC	138,000	134,862
2,900	MCAFEE INC (b)	65,012	70,383
2,600	MEMC ELECTR MATLS INC (b)	99,918	97,500
5,400	MICROCHIP TECHNOLOGY INC	101,340	181,170
10,400	MICRON TECHNOLOGY INC (b)	92,623	156,624
165,450	MICROSOFT CORP	1,730,933	3,854,985
2,600	MOLEX INC	81,930	87,282
42,813	MOTOROLA INC	466,966	862,682
5,600	NATIONAL SEMICONDUCTOR CORP	101,536	133,560
1,700	NAVTEQ CORP (b)	86,496	75,956
2,000	NCR CORP NEW (b)	73,013	73,280
5,600	NETWORK APPLIANCE INC (b)	135,059	197,680
5,200	NOVELL INC (b)	31,071	34,476

See accompanying notes to financial statements.	22	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Information technology (Cont’d):
2,400	NOVELLUS SYS INC (b)	60,000	59,280
6,242	NVIDIA CORP (b)	70,890	132,892
92,362	ORACLE CORP (b)	229,891	1,338,325
19,297	PAYCHEX INC	54,298	752,197
1,400	PERKINELMER INC	25,256	29,260
300	PLANTRONICS INC NEW	9,672	6,663
3,400	PMC SIERRA INC (b)	38,998	31,960
2,600	POLYCOM INC (b)	26,520	56,992
3,200	QLOGIC CORP (b)	47,315	55,168
29,750	QUALCOMM INC	658,867	1,192,083
100	RAMBUS INC DEL (b)	1,427	2,281
3,200	RED HAT INC (b)	41,904	74,880
2,800	SANDISK CORP (b)	80,196	142,744
777	SEAGATE TECHNOLOGY (b)	9,954	17,591
13,500	SOLECTRON CORP (b)	51,410	46,170
64,125	SUN MICROSYSTEMS INC (b)	282,072	266,119
21,819	SYMANTEC CORP (b)	187,612	339,067
277	SYMBOL TECHNOLOGIES INC	957	2,989
1,600	SYNOPSYS INC (b)	26,568	30,032
1,100	TEKTRONIX INC	20,167	32,362
6,450	TELLABS INC (b)	37,637	85,850
29,700	TEXAS INSTRS INC	624,785	899,613
1,100	THERMO ELECTRON CORP (b)	27,984	39,864
4,400	UNISYS CORP (b)	27,676	27,632
10,900	VERISIGN INC (b)	60,947	252,553
2,600	WATERS CORP (b)	60,997	115,440
2,300	WESTERN DIGITAL CORP (b)	31,115	45,563
14,250	XEROX CORP	141,439	198,218
13,050	XILINX INC	92,297	295,583
22,700	YAHOO INC (b)	461,288	749,100
200	ZEBRA TECHNOLOGIES CORP (b)	10,256	6,832

		20,050,527	35,010,916	14.43%
Materials:
2,850	AIR PRODS & CHEMS INC	133,266	182,172
14,100	ALCOA INC	387,957	456,276
900	ALLEGHENY TECHNOLOGIES INC	59,184	62,316
6,200	ARCH COAL INC	55,785	262,694
2,132	BALL CORP	33,519	78,969
4,200	BEMIS CO INC	93,645	128,604
4,400	CHEMTURA CORP	50,732	41,096
3,000	CONSOL ENERGY INC	88,621	140,160
3,000	CROWN HLDGS INC (b)	43,170	46,710
100	CYTEC INDS INC	6,002	5,366
13,650	DOW CHEM CO	456,313	532,760
17,325	DU PONT E I DE NEMOURS & CO	726,903	720,720
1,911	EAGLE MATLS INC	1,727	90,773
1,000	EASTMAN CHEM CO	32,854	54,000
1,200	ECOLAB INC	33,060	48,696
675	FLORIDA ROCK INDS INC	16,401	33,527
3,100	FREEPORT MCMORAN COPPER & GOLD	100,843	171,771
1,100	HUNTSMAN CORP (b)	20,889	19,052
12,625	INTERNATIONAL FLAVOURS	271,595	444,905
9,131	INTERNATIONAL PAPER CO	320,093	294,931
1,600	LOUISIANA PAC CORP	39,240	35,040
500	LUBRIZOL CORP	18,193	19,925
8,050	LYONDELL CHEMICAL CO	102,700	182,413

See accompanying notes to financial statements.	23	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Materials (Cont’d):
700	MARTIN MARIETTA MATLS INC	27,965	63,805
900	MASSEY ENERGY CORP	35,316	32,400
3,875	MEADWESTVACO CORP	86,711	108,229
5,808	MONSANTO CO NEW	51,490	488,976
2,400	MOSAIC CO (b)	34,272	37,560
131	NEENAH PAPER INC	4,149	3,989
9,031	NEWMONT MNG CORP	178,912	478,011
8,800	NUCOR CORP	154,139	477,400
12,800	OM GROUP INC (b)	64,857	394,880
1,500	OWENS ILL INC (b)	17,700	25,140
1,100	PACKAGING CORP AMER	24,772	24,222
2,450	PACTIV CORP (b)	22,665	60,638
4,600	PEABODY ENERGY CORP	111,339	256,450
4,400	PHELPS DODGE CORP	71,022	361,504
3,086	PPG INDS INC	144,348	203,676
4,350	PRAXAIR INC	129,744	234,900
5,446	RAYONIER INC	117,391	206,458
3,000	ROHM & HAAS CO	117,514	150,360
11,000	RPM INTL INC	113,012	198,000
1,200	SEALED AIR CORP NEW	58,956	62,496
200	SIGMA ALDRICH	11,098	14,528
18,200	SMURFIT STONE CONTAINER CORP (b)	203,147	199,108
3,600	SONOCO PRODS CO	74,519	113,940
1,900	TEMPLE INLAND INC	57,570	81,453
2,100	UNITED STS STL CORP NEW	133,602	147,252
1,800	VULCAN MATLS CO	90,324	140,400

		5,229,226	8,618,649	3.55%
Telecommunication services:
6,310	ALLTEL CORP	393,426	402,767
5,900	AMERICAN TOWER CORP	87,918	183,608
65,092	AT&T INC	1,591,371	1,815,416
29,742	BELLSOUTH CORP	787,474	1,076,660
7,450	CENTURYTEL INC	200,627	276,768
11,525	CITIZENS COMMUNICATIONS CO	88,166	150,401
1,400	CROWN CASTLE INTL CORP (b)	29,117	48,356
2,992	EMBARQ CORP (b)	70,313	122,642
3,953	LIBERTY GLOBAL INC (b)	76,131	84,990
26,400	QWEST COMMUNICATIONS INTL INC (b)	94,738	213,576
59,859	SPRINT NEXTEL CORP	686,821	1,196,581
1,300	TELEPHONE & DATA SYS INC	26,702	53,820
1,300	TELEPHONE & DATA SYS INC	26,702	50,570
4,580	UNITED STATES CELLULAR CORP (b)	197,008	277,548
44,287	VERIZON COMMUNICATIONS	1,550,995	1,483,172
14,700	VODAFONE GROUP PLC NEW (d)	148,350	313,110

		6,055,858	7,749,985	3.19%
Utilities:
19,186	AES CORP (b)	265,922	353,982
800	AGL RES INC	22,424	30,496
308	ALLETE INC	8,794	14,584
5,400	AMEREN CORP	209,724	272,700
2,300	AMERICAN ELEC PWR INC	71,652	78,775
6,188	AQUA AMER INC	147,443	141,025
5,800	CENTERPOINT ENERGY INC	66,308	72,500
4,100	CMS ENERGY CORP (b)	53,013	53,054
1,400	CONSOLIDATED EDISON INC	61,145	62,216

See accompanying notes to financial statements.	24	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Utilities (Cont’d):
1,200	CONSTELLATION ENERGY GROUP INC	47,649	65,424
4,500	DOMINION RES INC VA NEW	302,972	336,555
2,700	DTE ENERGY CO	103,060	109,998
15,900	DUKE ENERGY HLDG CORP	261,061	466,983
9,425	EDISON INTL	108,441	367,575
9,400	ENTERGY CORP NEW	184,383	665,050
11,024	EXELON CORP	476,381	626,494
3,400	FIRSTENERGY CORP	134,307	184,314
3,000	FPL GROUP INC	112,800	124,140
7,000	GREAT PLAINS ENERGY INC	205,265	195,020
3,300	KEYSPAN CORP	99,867	133,320
1,600	NALCO HLDG CO (b)	28,832	28,208
1,500	NATIONAL FUEL GAS CO N J	38,322	52,710
6,900	NISOURCE INC	111,901	150,696
2,400	OGE ENERGY CORP	43,344	84,072
8,200	PEOPLES ENERGY CORP	334,284	294,462
828	PEPCO HLDGS INC	16,557	19,524
9,800	PG&E CORP	131,785	384,944
2,100	PIEDMONT NAT GAS INC	50,582	51,030
2,400	PINNACLE WEST CAP CORP	71,637	95,784
1,650	PPL CORP	39,124	53,295
2,150	PROGRESS ENERGY INC	65,685	92,171
3,000	PUBLIC SVC ENTERPRISE GROUP	171,990	198,360
7,350	PUGET ENERGY INC	149,926	157,878
2,900	QUESTAR CORP	66,188	233,421
2,700	RELIANT ENERGY INC (b)	24,085	32,346
600	SEMPRA ENERGY	27,540	27,288
8,600	SOUTHERN CO	176,010	275,630
2,900	SOUTHWESTERN ENERGY CO (b)	83,001	90,364
7,600	TECO ENERGY INC	90,842	113,544
21,414	TXU CORP	194,353	1,280,343
3,000	UGI CORP NEW	48,600	73,860
18,475	WISCONSIN ENERGY CORP	356,233	744,543
12,125	XCEL ENERGY INC	108,918	232,558

		5,372,351	9,121,234	3.76%
Rights/Warrants:
4,286	LUCENT TECHNOLOGIES INC (b)	$0	1,157

		0	1,157	0.00%
Cash equivalents:
1,147,597	SSGA MONEY MARKET FUND, Current rate 4.77%	1,147,597	1,147,597	0.47%

	Grand total (c)	$145,564,070	242,552,693	99.96%

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)	Currently non-income producing assets.

(c)

At June 30, 2006, the cost for Federal income tax purposes was $145,564,070. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

	Gross unrealized appreciation	$98,901,200
	Gross unrealized depreciation	(1,912,577)

	Net unrealized appreciation	$96,988,623

(d)	Foreign security values are stated in U.S. dollars. As of June 30, 2006, the value of foreign securities represented 0.61% of net assets.

See accompanying notes to financial statements.	25	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Growth Fund

June 30, 2006 (unaudited)

Telecommunications
3%
Utilities
4%
Consumer Discretionary
12%
Materials
4%
Consumer Staples
8%
Information
Technology
14%
Energy
9%
Industrials
12%
Financials
22%
Healthcare
12%

Clearwater Growth Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.           26

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets

Common stocks:

Consumer discretionary:
52,490	AEROPOSTALE (b)	$1,196,131	1,516,436
60,500	BAKERS FOOTWEAR GROUP INC (b)	781,071	841,555
105,300	CAVALIER HOMES INC (b)	684,274	558,090
119,920	CHARLOTTE RUSSE HLDG INC (b)	1,591,334	2,870,885
104,500	COMMERCIAL VEH GROUP INC (b)	2,200,300	2,161,060
132,450	FLEETWOOD ENTERPRISES INC (b)	1,494,829	998,673
50,850	GENESCO INC (b)	1,476,997	1,722,290
381,150	HARTMARX CORP (b)	2,342,232	2,286,900
73,450	HOT TOPIC INC (b)	1,057,540	845,410
44,368	NOBLE INTL LTD	690,094	635,350
51,750	OXFORD INDS INC	2,144,729	2,039,468
45,000	PACIFIC SUNWEAR OF CALIF (b)	984,678	806,850
70,350	PEP BOYS MANNY MOE & JACK	932,837	825,206
59,628	RC2 CORP (b)	1,743,213	2,305,218
32,000	ROCKY BRANDS INC (b)	743,494	680,000
90,200	RUSH ENTERPRISES INC (b)	1,139,465	1,524,380
61,600	RUSH ENTERPRISES INC (b)	833,107	1,119,272
124,400	STAGE STORES INC	2,453,354	4,105,200

		24,489,682	27,842,241	11.35%
Energy:
216,000	BOOTS & COOTS INTL WELL CTL (b)	237,361	384,480
58,850	DENBURY RES INC (b)	460,828	1,863,780
28,500	EDGE PETE CORP DEL (b)	472,120	569,430
34,000	FOREST OIL CORP (b)	609,112	1,127,440
19,000	GMX RES INC (b)	482,784	587,480
37,000	GULF IS FABRICATION INC	948,378	741,480
107,550	OIL STATES INTL INC (b)	2,431,546	3,686,814
151,100	PIONEER DRILLING CO (b)	2,057,051	2,332,984
37,100	REMINGTON OIL GAS CORP (b)	756,729	1,631,287
56,800	SUPERIOR ENERGY SVCS INC (b)	583,719	1,925,520
52,500	T.G.C. INDUSTRIES INC (b)	639,249	563,850
17,050	UNIVERSAL COMPRESSION HLDGS (b)	622,920	1,073,639

		10,301,797	16,488,183	6.72%
Financials:
104,750	ACE CASH EXPRESS INC (b)	2,309,594	3,066,033
40,000	AMERICAN EQUITY INVT LIFE	428,663	426,400
207,130	ANWORTH MTG ASSET CORP	1,626,499	1,719,179
24,500	BANCTRUST FINL GROUP INC	507,275	575,015
58,450	BANKUNITED FINL CORP	1,447,250	1,783,894
73,000	BEVERLY HILLS BANCORP DE	730,433	702,260
13,750	BIOMED RLTY TR INC	378,943	411,675
51,740	COMPUCREDIT CORP (b)	1,648,448	1,988,886
363,850	EAGLE HOSPITALITY PPTYS TR INC	3,098,275	3,503,876
194,610	ENCORE CAP GROUP INC (b)	2,923,556	2,387,865
16,150	FIRST CMNTY BANCORP CALIF	479,061	954,142
19,000	GRAMERCY CAP CORP	400,494	492,100
30,000	JEFFERSON BANCSHARES INC TENN	394,500	388,500
232,330	MFA MTG INVTS INC	1,742,514	1,598,430
28,000	NYMAGIC INC	755,157	813,400
78,450	ONE LIBRTY PROPERTIES INC	1,219,947	1,490,550
138,550	PATRIOT CAP FDG INC	1,793,625	1,537,905
28,250	PROVIDENT BANKSHARES CORP	838,266	1,028,018
20,500	REINSURANCE GROUP AMER INC	607,149	1,007,575
104,400	SEABRIGHT INS HLDGS INC (b)	1,677,169	1,681,884
47,250	SOUTHERN CT BANCORP INC (b)	382,861	330,750
31,500	SUSSEX BANCORP	427,500	461,475
11,000	TAYLOR CAP GROUP INC	431,430	448,910
16,183	TRUSTMARK CORP	450,235	501,188
12,786	WINTRUST FINL CORP	637,149	650,168
119,150	IPC HOLDINGS LTD BERMUDA (d)	3,317,677	2,938,239

		30,653,670	32,888,315	13.40%

See accompanying notes to financial statements.	27	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets

Healthcare:
23,000	AMERICA SVC GROUP INC (b)	$337,692	356,960
75,800	AMERIGROUP CORP (b)	1,394,236	2,352,832
69,450	ANDRX CORP DEL (b)	1,237,595	1,610,546
180,700	ANGIOTECH PHARMACEUTICALS INC (b)	2,612,655	2,123,225
42,500	BENTLEY PHARMACEUTICALS INC (b)	464,640	465,800
145,516	BIOSCRIP INC (b)	872,827	781,421
84,000	CARDIAC SCIENCE CORP NEW (b)	780,044	662,760
124,850	CENTENE CORP DEL (b)	2,851,746	2,937,721
398,650	DRAXIS HEALTH INC (b)	1,734,810	1,770,006
170,000	ENCORE MED CORP (b)	893,538	817,700
105,000	FIVE STAR QUALITY CARE INC (b)	854,912	1,162,350
41,000	GENTIVA HEALTH SVCS INC (b)	607,410	657,230
437,500	HEALTHTRONICS INC (b)	3,647,754	3,346,875
887,050	HOOPER HOLMES INC	3,319,571	2,705,503
37,500	HORIZON HEALTH CORP (b)	785,535	783,000
82,850	KINDRED HEALTHCARE INC (b)	2,245,191	2,154,100
57,500	LIFECORE BIOMEDICAL INC (b)	615,439	902,750
131,227	MATRIXX INITIATIVES INC (b)	2,017,820	2,041,892
78,450	PAREXEL INTL CORP (b)	1,724,933	2,263,283
130,550	PERRIGO CO	1,902,728	2,101,855
131,950	REHABCARE GROUP INC (b)	2,652,906	2,293,291
172,800	SALIX PHARMACEUTICALS LTD (b)	2,837,477	2,125,440
133,900	SCIELE PHARMA INC (b)	2,558,943	3,105,141
52,000	SUNLINK HEALTH SYS INC (b)	460,977	514,800
60,000	TRINITY BIOTECH PLC (b) (d)	529,996	453,000
63,200	WEST PHARMACEUTICAL SVCS INC	1,588,296	2,292,896

		41,529,671	42,782,375	17.43%
Industrials:
22,900	ALAMO GROUP INC	437,833	482,045
35,050	ARBITRON INC	1,327,464	1,343,467
59,500	ARMOR HLDGS INC (b)	2,452,385	3,262,385
57,750	BELDEN CDT INC	1,184,755	1,908,638
139,000	BISYS GROUP INC (b)	1,920,046	1,904,300
118,650	COVENANT TRANS INC (b)	1,813,705	1,805,853
39,900	CPI AEROSTRUCTURES INC (b)	394,307	287,280
66,200	ELKCORP	2,014,403	1,838,374
42,000	ENNIS INC	786,726	826,560
37,750	ESCO TECHNOLOGIES INC (b)	1,909,053	2,017,738
263,950	FRONTIER AIRLS HLDGS INC (b)	2,451,940	1,903,080
34,000	GENERALE CABLE CORP DEL NEW (b)	598,333	1,190,000
16,700	GEO GROUP INC (b)	384,370	585,335
187,900	GRIFFON CORP (b)	3,871,989	4,904,190
64,000	GSI GROUP INC (b)	611,522	549,760
33,971	HARDINGE INC	375,380	524,852
41,950	HARLAND JOHN H CO	1,353,647	1,824,825
104,800	ICT GROUP INC (b)	2,266,326	2,570,744
38,050	LABOR READY INC (b)	317,137	861,833
21,000	LADISH COMPANY INC (b)	507,401	786,870
108,800	LAMSON & SESSIONS CO (b)	2,700,612	3,085,568
81,400	MILLER INDS INC TENN (b)	1,162,877	1,684,980
336,600	NAVIOS MARITIME HOLDINGS INC	1,949,706	1,524,798
97,667	P A M TRANSN SVCS INC (b)	1,775,738	2,821,600
81,500	PACER INTL INC TN	1,655,218	2,655,270
110,750	PERINI CORP (b)	1,661,263	2,491,875
20,100	PW EAGLE INC	467,024	607,824
40,850	REGAL BELOIT CORP	1,231,628	1,803,528
19,950	TELEFLEX INC	855,270	1,077,699

		40,438,057	49,131,268	20.02%

See accompanying notes to financial statements.	28	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets

Information technology:
137,260	ALADDIN KNOWLEDGE SYSTEM LTD (b)	$2,388,502	2,793,241
26,350	ANALOGIC CORP	1,144,861	1,228,174
122,150	ANDREW CORP (b)	1,347,554	1,082,249
105,000	APPLIX INC (b)	704,602	774,900
156,750	ARRIS GROUP INC (b)	869,597	2,056,560
88,858	BROOKS AUTOMATION INC NEW (b)	1,223,190	1,048,524
46,500	CASCADE MICROTECH INC (b)	618,472	532,890
260,100	CREDENCE SYSTEMS CORP (b)	2,270,440	910,350
43,000	DIGI INTL INC (b)	510,523	538,790
46,500	DIGITAS INC (b)	393,794	540,330
15,000	EMAGEON INC (b)	241,052	218,850
179,100	ENTEGRIS INC (b)	1,796,514	1,706,823
64,500	EPICOR SOFTWARE CORP (b)	802,358	679,185
120,000	GENESIS MICROCHIP INC DEL (b)	2,088,066	1,387,200
93,600	GERBER SCIENTIFIC INC (b)	947,722	1,217,736
150,000	INDUS INTL INC (b)	331,800	429,000
230,609	INTEGRATED DEVICE TECHNOLOGY (b)	2,499,005	3,270,036
95,200	INTEVAC INC (b)	1,799,382	2,063,936
380,450	LIONBRIDGE TECHNOLOGIES INC (b)	2,465,139	2,103,889
70,874	MICROTUNE INC DEL (b)	310,431	443,671
121,250	MPS GROUP INC (b)	921,871	1,826,025
64,550	NETGEAR INC (b)	1,102,098	1,397,508
35,000	OPTIMAL GROUP INC (b)	539,518	472,850
55,180	PLANTRONICS INC NEW	1,494,908	1,225,548
204,100	QUOVADX INC (b)	329,749	526,578
129,050	RUDOLPH TECHNOLOGIES INC (b)	2,109,545	1,871,225
189,000	SEMITOOL INC (b)	1,855,583	1,704,780
40,000	SILICON MOTION TECHNOLOGY CORP (b) (d)	564,996	573,600
267,750	SILICON STORAGE TECHNOLOGY INC (b) (d)	1,275,263	1,087,065
391,150	SKYWORKS SOLUTIONS INC (b)	2,348,008	2,155,237
105,000	SYMMETRICOM INC (b)	901,482	742,350
231,274	SYPRIS SOLUTIONS INC	2,484,039	2,185,539
111,100	TRIDENT MICROSYSTEMS INC (b)	1,638,101	2,108,678
67,650	VIASAT INC (b)	1,243,258	1,737,252
120,000	YOUBET COM INC (b)	497,674	579,600

		44,059,095	45,220,167	18.43%
Materials:
55,000	AIRGAS INC	1,532,425	2,048,750
62,600	CASTLE A M CO	1,559,382	2,018,850
24,950	CLEVELAND CLIFFS INC	1,860,526	1,978,286
93,250	COMMERCIAL METALS CO	1,310,718	2,396,525
25,000	EAGLE MATLS INC	682,056	1,187,500
30,800	NORTHWEST PIPE CO (b)	679,512	779,240
32,200	TITANIUM METALS CORP (b)	259,439	1,107,036
27,800	UNIVERSAL STAINLESS & ALLOY PR (b)	415,391	813,706

		8,299,448	12,329,893	5.02%
Utilities:
39,700	CONNECTICUT WTR SVC INC	722,679	929,774
46,400	GREAT PLAINS ENERGY INC	1,158,407	1,292,704
68,175	MDU RES GROUP INC	1,313,450	2,495,887
66,350	ONEOK INC NEW	1,383,423	2,258,554
192,600	SEMCO ENERGY INC (b)	1,103,051	1,070,856

		5,681,009	8,047,775	3.28%
Rights/Warrants:

Industrials:
291,350	NAVIOS MARITIME HOLDINGS INC (b)	$29,160	122,367

		29,160	122,367	0.05%

See accompanying notes to financial statements.	29	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

June 30, 2006

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets

Corporate Bonds:

Healthcare:
52,871	DEL GLOBAL TECHNOLOGIES CORP (b) (f) MATURING MARCH 28, 2007, ZERO COUPON, 6.000% (e)	34,201	38,405

		34,201	38,405	0.02%

Cash equivalents:
10,245,752	SSGA MONEY MARKET FUND, Current rate 4.77%	10,245,752	10,245,752	4.18%

	Grand Total (c)	$215,761,541	245,136,740	99.90%

Notes to Investments in Securities

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)	Currently non-income producing assets.

(c)

At June 30, 2006, the cost for Federal income tax purposes was $215,792,132. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

	Gross unrealized appreciation	$41,533,865
	Gross unrealized depreciation	(12,189,258)

	Net unrealized appreciation	$29,344,608

(d)	Foreign security values are stated in U.S. dollars. As of June 30, 2006, the value of foreign securities represented 2.06% of net assets.

(e)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)	This security is being fair-valued according to procedures adopted by the Board of Trustees.

See accompanying notes to financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Small Cap Fund

June 30, 2006 (unaudited)

Cash Equivalents
& Other
Assets / Liabilities
6%
Consumer Discretionary
11%
Energy
7%
Financials
13%
Information
Technology
18%
Materials
5%
Utilities
3%

Clearwater Small Cap Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	31

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

	Closed-end funds:
1,300	BLACKROCK INSD MUN 2008			20,579	19,708
100	VAN KAMPEN MERRITT TR INVT			1,441	1,424
84,900	BLACKROCK MUN TARGET TERM TR			850,180	843,057
17,000	SELIGMAN SELECT MUN FD INC			164,854	163,370
100	VAN KAMPEN MERRITT MUN TR			1,385	1,426

				1,038,439	1,028,985	0.38%
	Municipal bonds:
950,000	ABILENE TX HLTH FACS DEV CORP	11/15/2028	5.250	950,048	950,646
500,000	AGUA CAIENTE BAND	7/1/2008	4.600	503,261	502,240
220,000	AKRON OH CTFS PARTN	12/1/2016	6.900	203,224	227,104
190,000	AKRON OH CTFS PARTN	12/1/2007	6.500	196,386	195,827
200,000	ALABAMA SPL CARE FACS FING	11/1/2019	5.000	211,056	206,376
995,000	ALASKA ST HSG FIN CORP (c)	12/1/2017	6.239	494,896	510,037
300,000	ALBANY NY INDL DEV AGY CIVIC	5/1/2016	6.500	300,000	296,223
500,000	ALEXANDRIA VA REDEV & HSG AUTH	10/1/2029	6.125	529,716	522,375
400,000	ALLEGHENY CNTY PA HOSP DEV	4/1/2007	3.100	398,971	396,596
300,000	ALLEGHENY CNTY PA HOSP DEV	4/1/2008	3.300	297,736	294,279
340,000	ALLEGHENY CNTY PA HOSP DEV	4/1/2009	3.500	335,621	331,701
350,000	ALLEGHENY CNTY PA HOSP DEV	4/1/2010	3.875	343,719	342,622
500,000	ARBOR GREENE CMNTY DEV DIST FL	5/1/2019	5.000	510,918	505,545
800,000	ARIZONA HEALTH FACS AUTH REV	11/15/2009	6.500	800,000	831,104
1,750,000	ARLINGTON TX SPL OBLIG	8/15/2034	5.000	1,885,937	1,824,113
600,000	ATLANTA GA DEV AUTH REV	1/1/2031	5.000	614,912	591,246
900,000	ATLANTA GA TAX ALLOCATION	1/1/2020	5.400	893,714	906,057
1,005,000	AUSTIN TX CONV ENTERPRISES	1/1/2023	6.000	1,059,195	1,059,843
500,000	AUSTIN TX CONVENTION ENTERPRIS	1/1/2016	6.375	503,369	523,110
50,000	AUSTIN TX UTIL SYS REV	5/15/2018	5.250	50,140	50,050
500,000	AUSTIN TX WTR & WASTEWATER SYS	5/15/2027	5.125	517,380	509,090
295,000	BADGER TOB ASSET SECURITIZATIO	6/1/2027	6.125	297,028	312,971
735,000	BADGER TOB ASSET SECURITIZATIO	6/1/2017	6.000	767,799	773,955
50,000	BAY AREA GOVT ASSOC CA REV	12/15/2014	6.000	51,635	50,489
570,000	BEDFORD PARK IL TAX INCREMENT	1/1/2012	4.625	567,269	560,635
500,000	BELMONT CMNTY DEV DIST FL	11/1/2014	5.125	499,135	496,955
155,000	BENTON HARBOR MI CHARTER	5/1/2009	10.000	155,000	153,968
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2019	5.250	523,704	514,040
550,000	BEVERLY HILLS CA PUB FIN AUTH	6/1/2023	5.000	554,057	558,278
1,250,000	BEXAR CNTY TX HLTH FACS DEVCP	11/15/2023	6.100	1,307,425	1,265,700
795,000	BEXAR CNTY TX HSG FIN CORP MF	4/1/2030	9.000	794,361	773,217
630,000	BEXAR CNTY TX HSG FIN CORP MF	8/1/2030	8.125	606,696	632,016
1,020,000	BEXAR CNTY TX HSG FIN CORP MF	6/1/2031	10.500	1,020,000	985,463
525,000	BEXAR CNTY TX HSG FIN CORP MF	9/15/2021	8.750	525,000	546,877
1,080,000	BEXAR CNTY TX HSG FIN CORP MF	12/1/2036	9.250	1,053,127	1,081,274
725,000	BEXAR CNTY TX REV	8/15/2022	5.750	770,370	763,585
500,000	BIRMINGHAM SOUTHERN COLLEGE AL	12/1/2019	5.350	506,036	500,445
140,000	BIRMINGHAM SOUTHERN COLLEGE AL	12/1/2025	6.125	143,026	141,963
500,000	BOONE CNTY IND REDEV DIST TAX	8/1/2023	5.375	506,653	516,775
1,500,000	BOONE CNTY IND REDEV DIST TAX	8/1/2028	5.000	1,480,200	1,480,200
750,000	BRAZOS CNTY TX HEALTH FAC DEV	1/1/2032	5.375	773,609	768,593
650,000	BREMER CNTY IA RETIREMENT FAC	11/15/2030	4.500	650,000	647,296
550,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.125	550,000	540,221
250,000	BROADVIEW IL TAX INCREMENT	7/1/2007	5.000	251,306	252,250
125,000	BROWNSVILLE TX (c)	2/15/2011	4.887	99,102	93,905
165,000	BULLHEAD CITY AZ SPL ASSMT	1/1/2010	6.100	165,876	166,668
200,000	CALEXICO CA CMNTY REDEV AGY	8/1/2026	5.375	208,236	207,136
230,000	CALIFORNIA CMNTYS HSG FIN AGY	8/1/2011	5.000	229,121	229,331
420,000	CALIFORNIA CMNTYS HSG FIN AGY	10/1/2011	5.000	419,172	419,903
520,000	CALIFORNIA CMNTYS HSG FIN AGY	12/1/2011	5.000	518,948	516,318
470,000	CALIFORNIA CMNTYS HSG FIN AGY	8/1/2012	4.650	467,923	462,875
365,000	CALIFORNIA CMNTYS HSG FIN AGY	11/1/2012	4.850	363,338	362,821
195,000	CALIFORNIA CNTY	6/1/2023	5.625	186,093	196,511
970,000	CALIFORNIA CNTY CALIF TOB	6/1/2019	4.750	935,904	974,084
1,000,000	CALIFORNIA EDL FACS AUTH REV	10/1/2025	5.000	1,018,712	1,007,140
500,000	CALIFORNIA HEALTH FACS FING	8/1/2027	5.125	521,403	510,770

See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

500,000	CALIFORNIA HEALTH FACS FING	4/1/2010	5.300	518,714	512,595
500,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.250	508,893	503,630
1,000,000	CALIFORNIA ST	2/1/2034	5.100	1,007,217	1,006,880
40,000	CALIFORNIA ST	10/1/2020	5.250	41,165	40,326
500,000	CALIFORNIA ST DEPT WTR RES	7/1/2022	5.250	505,522	514,250
275,000	CALIFORNIA ST DEPT WTR RES	12/1/2022	5.000	277,241	279,686
120,000	CALIFORNIA ST DEPT WTR RES CEN	12/1/2027	5.375	125,636	122,376
650,000	CALIFORNIA ST ECONOMIC REC	7/1/2017	5.000	667,177	678,756
375,000	CALIFORNIA ST PUB WKS LEASE	6/1/2021	5.500	382,831	375,225
350,000	CALIFORNIA ST PUB WKS LEASE	6/1/2023	5.000	351,285	350,035
200,000	CALIFORNIA STATEWIDE CMNTYS	1/1/2012	5.625	200,000	200,078
750,000	CALIFORNIA STATEWIDE CMNTYS	3/1/2035	5.000	757,692	746,888
500,000	CAPE GIRARDEAU CNTY MO INDL	6/1/2032	5.750	519,641	512,940
500,000	CAPITAL TR AGY FL REV	10/1/2033	8.950	500,000	616,140
500,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2013	4.750	500,000	476,840
1,500,000	CARLSBAD NM INDL DEV REV	4/15/2021	5.750	1,549,376	1,532,145
330,000	CARTHAGE MO HOSP REV	4/1/2007	4.000	330,000	329,614
750,000	CARTHAGE MO HOSP REV	4/1/2010	4.500	733,532	731,085
1,000,000	CARVER CNTY MN HSG & REDEV	8/1/2027	5.875	947,398	1,039,310
1,130,000	CENTRAL FALLS RI DETENTION FAC	1/15/2009	6.000	1,130,000	1,132,328
400,000	CHARTIERS VALLEY PA INDL +	8/15/2012	5.000	396,860	401,068
250,000	CHESTERFIELD CNTY VA INDL DEV	6/1/2017	5.875	257,556	267,613
450,000	CHESTERFIELD CNTY VA INDL DEV	7/1/2019	5.200	409,474	460,224
95,000	CHESTERFIELD MO REV	4/15/2016	4.500	94,546	95,009
1,000,000	CHICAGO IL (starts accruing at 5.5% on 1/1/2011)	1/1/2019	0.000	851,914	851,280
330,000	CHICAGO IL	1/1/2025	5.125	339,625	333,396
750,000	CHICAGO IL BRD ED	12/1/2030	5.250	781,312	770,723
40,000	CHICAGO IL MET HSG DEV CORP	7/1/2022	6.850	41,336	40,956
1,000,000	CHICAGO IL TAX INCREMENT	12/1/2008	6.500	986,320	1,046,130
500,000	CITIZEN POTAWATOMI NATION OK	9/1/2016	6.500	500,000	521,700
500,000	CLARK CNTY NV POLLUTN CTL REV	6/1/2019	6.600	520,104	508,270
500,000	CLEVELAND CUYAHOGA CNTY OH	5/15/2023	5.250	500,000	502,840
275,000	COLORADO EDL & CULTURAL FACS	6/15/2012	4.625	270,101	263,986
400,000	COLORADO EDL & CULTURAL FACS A	11/1/2007	4.500	403,694	400,532
500,000	COLORADO HEALTH FACS AUTH REV	9/1/2021	5.250	520,796	513,725
575,000	COLORADO HEALTH FACS AUTH REV	12/1/2010	6.250	580,909	618,947
1,000,000	COLORADO HEALTH FACS AUTH REV	10/1/2027	5.900	1,014,963	1,051,950
295,000	COLORADO HEALTH FACS AUTH REV	12/1/2008	4.400	292,996	295,171
500,000	COLORADO HEALTH FACS AUTH REV	3/1/2025	5.000	495,251	496,550
340,000	CONCORDE ESTATES CMNTY DEV DIS	5/1/2011	5.000	338,547	340,340
250,000	CONNECTICUT ST	7/1/2025	5.000	255,059	254,078
320,000	CONNECTICUT ST DEV AUTH POLLTN	9/1/2028	5.850	339,927	334,442
1,250,000	CONNECTICUT ST DEV AUTH POLLTN	9/1/2028	5.850	1,326,315	1,306,413
500,000	CONNECTICUT ST HLTH & EDL FAC	7/1/2012	5.500	513,721	510,015
750,000	CONVERSE CNTY WY HOSP REV	12/1/2015	7.900	750,000	862,358
350,000	COOLIDGE AZ UNI SCH DIST	10/1/2010	4.150	348,648	342,703
250,000	CORALVILLE IA	6/1/2018	5.000	247,773	257,978
650,000	CORTLAND IL SPL TAX REV	3/1/2017	5.500	643,569	646,581
500,000	COW CREEK BAND UMPQUA TRIBE	5/1/2035	5.000	500,000	499,205
245,000	COW CREEK BANK UMPQUA TRIBE	7/1/2012	5.100	235,531	245,083
1,070,000	CROW FIN AUTH MINN TRIBAL PUR	10/1/2017	5.650	1,012,151	1,108,338
100,000	CUYAHOGA CNTY OH HOSP REV	1/15/2016	5.500	105,247	102,084
400,000	DADE CNTY FL HLTH FAC HOSP REV	5/15/2021	5.250	405,530	400,320
200,000	DADE CNTY FL SCH DIST	2/15/2015	5.000	209,114	203,214
265,000	DAKOTA CNTY MN HSG & REDEV	2/20/2032	6.875	275,905	280,354
493,000	DALLAS TX HSG FIN CORP	10/20/2032	6.750	509,158	528,471
750,000	DAYTON OH SPL FACS REV	2/1/2018	5.625	801,699	780,068
300,000	DECATUR TX HOSP AUTH HOSP REV	9/1/2007	4.125	300,000	296,511
1,000,000	DELAWARE CNTY IN HOSP AUTH	8/1/2024	5.000	982,411	979,330
215,000	DELAWARE CNTY PA AUTH HOSP REV	12/15/2020	5.300	222,478	216,746
905,000	DELAWARE CNTY PA AUTH HOSP REV	12/15/2006	4.000	910,320	905,453
500,000	DELTA ST UNIV EDL BLDG CORP	12/1/2018	5.000	523,849	512,305
750,000	DENVER CO CONVENTION CTR	12/1/2026	5.125	785,499	776,933
500,000	DENVER COLO CONVENTION CTR	12/1/2030	5.000	513,517	508,655

See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

155,000	DESLOGE MO TAX INCREMENT REV	4/15/2007	4.000	155,146	154,358
585,000	DETROIT CMNTY HIGH SCH MI	11/1/2010	5.000	585,000	573,037
500,000	DETROIT LAKES MN HSG & HEALTH	8/1/2034	4.250	500,000	500,675
1,250,000	DIRECTOR ST NV DEPT BUSINESS	11/15/2014	6.000	1,233,765	1,236,163
110,000	DOUBLE BRANCH CMNTY DEV DIST	5/1/2008	5.125	109,838	110,045
2,385	DREW CNTY AR PUB FACS BRD	8/1/2011	7.750	2,385	2,393
500,000	DURBIN CROSSING CMNTY DEV	11/1/2010	4.875	499,451	499,000
305,000	EAGLE MOUNTAIN UT SPL ASSMT	2/1/2007	8.000	305,000	311,420
800,000	EDEN PRAIRIE MN MLT FAM HSG	2/20/2043	6.200	875,555	857,800
570,000	EL PASO CNTY TEX HSG FIN CORP	12/1/2015	7.000	570,000	562,824
400,000	EL PASO TX HEALTH FACS DEV	8/15/2012	7.000	400,000	427,468
500,000	ERIE CNTY OH HOSP FACS REV	8/15/2013	6.000	543,153	542,535
500,000	ESTHERVILLE IA HOSP REV	7/1/2020	6.300	510,996	531,040
170,000	FARMINGTON NM POLLUTN CTL REV	4/1/2022	5.800	173,777	171,884
500,000	FENTON MO TAX INCREMENT REV	4/1/2021	4.500	500,000	492,810
800,000	FIDDLERS CREEK CMNTY DEV DIST	5/1/2013	5.750	794,395	828,464
50,000	FISHAWK CMNTY DEV DIST II	11/1/2007	5.000	49,935	50,117
700,000	FLORIDA HSG FIN CORP REV	10/1/2030	5.750	735,336	725,361
350,000	FLORIDA ST DIV BD FIN DEPT	7/1/2011	5.000	367,228	356,944
1,350,000	FOREST CREEK CMNTY DEV DIST	5/1/2011	4.850	1,348,511	1,344,452
500,000	FREEDOME WI SAN DIST	6/1/2011	4.900	502,724	501,550
250,000	FULCO GA HOSP AUTH ANTIC CTFS	11/15/2028	5.000	260,484	252,430
330,000	FULTON CNTY PA INDL DEV AUTH	7/1/2011	5.375	329,043	327,647
300,000	FULTON CNTY PA INDL DEV AUTH	7/1/2009	5.300	299,483	298,236
325,000	GALVESTON CNTY TX HEALTH FACS	11/1/2014	5.000	332,570	329,589
500,000	GARDEN GROVE CA CTFS PARTN	8/1/2023	5.700	514,009	501,045
240,000	GATEWAY SVCS CMNTY DEV DIST FL	5/1/2010	5.500	238,767	240,703
20,000	GEORGIA MUN ELEC AUTH PWR REV (c)	1/1/2012	4.743	15,252	14,442
280,000	GEORGIA MUN ELEC AUTH PWR REV (c)	1/1/2012	5.557	206,123	197,456
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2022	0.000	814,341	809,480
1,750,000	GOLDEN ST TOB SECURITIZATION	6/1/2019	5.000	1,821,632	1,780,135
250,000	GREENVILLE CNTY S C BLDG EQUIT	12/1/2028	5.500	269,454	271,320
500,000	GREENVILLE CNTY S C SCH DIST	12/1/2028	5.000	519,538	508,720
585,000	GROVE CITY PA AREA HOSP AUTH	7/1/2012	5.250	584,276	580,256
500,000	HALIFAX HOSP MED CTR FL	6/1/2019	5.250	517,181	513,480
500,000	HARRIS CNTY TX	8/1/2033	5.000	507,241	502,830
1,000,000	HARRIS CNTY TX	8/15/2035	5.250	1,047,193	1,031,310
1,000,000	HARTLAND MI CONS SCH DIST	5/1/2029	5.125	1,023,929	1,020,210
500,000	HAWAII ST DEPT BUDGET & FIN	11/15/2009	6.750	500,000	522,790
315,000	HAYWARD CA CTFS PARTN	8/1/2026	5.250	323,279	318,393
360,000	HEALTH CARE AUTH FOR BAPTIST H	11/15/2018	5.000	373,714	362,552
1,500,000	HENDERSON NV LOC IMPT DISTS	9/1/2010	4.500	1,500,000	1,494,000
545,000	HERITAGE ISLE AT VIERA CMNTY	11/1/2009	5.000	545,284	545,180
750,000	HIGHLANDS CNTY FL HEALTH FACS	11/15/2036	5.250	769,322	767,738
1,000,000	HIGHLANDS CNTY FL HEALTH REV	11/15/2030	5.000	1,026,648	1,000,310
525,000	HIGHLANDS CNTY FLA HEALTH FACS	11/15/2027	5.000	531,192	528,680
500,000	HIMALAYA WTR & SANTN DIST CO	12/1/2035	5.000	513,891	506,165
850,000	HOUSTON TX HLTH FACS DEV CORP	2/15/2023	7.000	850,000	936,879
350,000	HOUSTON TX HLTH FACS DEV CORP	2/15/2034	5.000	350,000	349,993
250,000	HOUSTON TX HLTH FACS DEV CORP	2/15/2034	4.750	250,000	249,998
1,000,000	HUMBOLT CNTY NV POLLUTN CTL	10/1/2013	6.550	1,031,967	1,023,670
750,000	HUNTSVILLE AL HEALTH CARE AUTH	6/1/2022	5.625	788,875	789,413
750,000	HUNTSVILLE AL HEALTH CARE AUTH	6/1/2032	5.750	792,000	791,813
120,000	IDAHO HEALTH FACS AUTH HOSP	8/1/2009	5.750	120,804	121,649
110,000	IDAHO HEALTH FACS AUTH HOSP	8/1/2010	6.000	110,747	111,741
245,000	IDAHO HSG & FIN ASSN	8/1/2017	6.250	245,000	242,192
380,000	IDAHO HSG & FIN ASSN NON PROFI	8/1/2010	5.750	380,000	377,595
170,000	ILLINOIS DEV FIN AUTH POLLUTN	2/1/2024	5.700	174,586	172,377
1,535,000	ILLINOIS DEV FIN AUTH POLLUTN	3/1/2014	5.500	1,593,632	1,548,738
2,500,000	ILLINOIS DEV FIN AUTH POLLUTN	8/15/2026	5.950	2,578,981	2,544,025
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.500	260,597	257,645
250,000	ILLINOIS DEV FIN AUTH REV	7/1/2009	5.900	254,278	254,428
3,010,000	ILLINOIS DEV FIN AUTH REV	7/1/2019	6.050	3,093,206	3,074,474
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.100	497,480	494,110

See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

750,000	ILLINOIS FIN AUTH REV	11/15/2035	5.000	750,000	746,580
375,000	ILLINOIS FIN AUTH REV	4/1/2026	5.000	382,341	377,940
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.000	626,376	627,190
750,000	ILLINOIS FIN AUTH SPORTS FAC	12/1/2035	7.000	738,437	744,390
500,000	ILLINOIS FIN AUTH STUDENT HSG	6/1/2007	5.000	508,204	502,510
1,000,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2032	5.500	1,025,813	1,016,220
500,000	ILLINOIS HLTH FACS AUTH REV	2/15/2019	6.000	506,445	507,995
500,000	ILLINOIS HLTH FACS AUTH REV	11/15/2025	5.500	510,875	505,145
160,000	ILLINOIS HSG DEV AUTH ELDERLY	1/1/2007	6.625	160,688	160,155
500,000	ILLINOIS ST	7/1/2010	5.500	508,757	505,605
250,000	ILLINOIS ST SALES TAX REV	6/15/2009	5.000	254,970	250,200
1,000,000	INDIANA HEALTH & EDL FAC FING	11/15/2025	5.250	1,022,834	1,004,790
250,000	INDIANA HEALTH & EDL FAC FING	2/15/2040	5.250	255,849	255,365
620,000	INDIANA HLTH FAC FING AUTH REV	8/15/2009	4.750	589,593	618,239
190,000	INDIANA HLTH FAC FING AUTH REV	8/15/2018	5.000	168,951	184,756
350,000	INDIANA HLTH FAC HOSP REV	2/15/2018	5.250	358,026	354,862
300,000	INDIANA HLTH FAC HOSP REV	1/1/2023	6.000	312,080	300,261
750,000	INDIANA HLTH FAC HOSP REV	8/1/2008	6.000	759,908	769,320
300,000	INDIANA TRANSN FIN AUTH HWY	12/1/2025	5.375	315,456	312,600
300,000	INTERCOMMUNITY HOSP AUTH CA CT	11/1/2019	5.250	312,836	305,301
200,000	INTERLOCKEN MT CIST CO	12/15/2019	5.750	217,382	211,180
1,000,000	INTERMEIDIATE SCH DIST 287 MN	1/1/2028	5.460	1,022,802	1,003,150
450,000	INTERMOUNTAIN PWR AGY UT REV	7/1/2021	5.000	463,679	455,337
200,000	IOWA FIN AUTH RETIREMENT CMNTY	11/15/2009	4.250	198,448	193,864
200,000	IOWA FIN AUTH RETIREMENT CMNTY	11/15/2011	4.750	197,663	194,256
250,000	JOHNSON CITY TN HEALTH & EDL	2/15/2009	4.500	248,464	248,743
290,000	JOPLIN MO INDL DEV AUTH HEALTH	2/15/2008	4.000	292,992	288,425
500,000	KELLER TX INDPT SCH DIST	8/15/2025	5.125	503,454	500,795
1,000,000	KENT HOSP FIN AUTH MICH REV	7/1/2035	6.000	1,066,745	1,062,840
2,000,000	KERRVILLE TEX HEALTH FACS	8/15/2035	5.450	2,017,904	2,003,080
605,000	KERSHAW CNTY SC PUB SCHS	12/1/2025	5.000	618,910	618,540
2,050,000	KING CNTY WA SWR REV	1/1/2030	5.250	2,139,113	2,112,197
500,000	KNOX CNTY TENN HEALTH EDL & HSG	4/1/2029	5.625	517,987	512,590
320,000	KNOX CNTY TN HEALTH EDL & HSG	4/1/2024	5.625	331,125	328,182
350,000	LAKE ASHTON II CMNTY DEV DIST	11/1/2010	4.875	350,000	348,709
100,000	LAMAR CNTY MS POLLUTN CTL REV	12/1/2006	4.850	100,481	100,223
400,000	LANGSTON OK ECONOMIC DEV AUTH	5/1/2026	5.250	415,012	410,232
250,000	LEBANON CNTY PA HEALTH FACS	12/15/2008	4.000	250,000	245,785
300,000	LEWIS CNTY WA PUB HOSP DIST	12/1/2011	6.000	302,211	302,034
500,000	LEWISVILLE TX COMBINATION CONT	9/1/2012	5.750	512,986	532,230
500,000	LEWISVILLE TX INDPT SCH DIST	8/15/2025	5.000	511,572	509,930
550,000	LOMBARD IL PUB FACS CORP	1/1/2030	5.500	581,734	572,501
500,000	LOMBARD IL PUB FACS CORP REV	1/1/2015	6.375	500,000	507,495
300,000	LOMBARD ILL PUB FACS CORP	1/1/2025	5.500	320,359	313,428
100,000	LOS ANGELES CA CMNTY REDEV AGY	7/1/2007	4.875	100,738	100,079
400,000	LOUDOUN CNTY VA DEV INDL AUTH	8/1/2028	5.000	400,000	403,768
515,000	LOUISIANA LOC GOVT ENVIR FACS	6/20/2028	8.000	515,000	514,717
270,000	LOUISIANA PUB FACS AUTH REV	5/15/2027	5.500	273,512	276,572
250,000	LOUISIANA PUB FACS AUTH REV	12/1/2015	6.500	260,113	252,495
250,000	LUBBOCK TX HLTH FACS DEV CORP	7/1/2023	5.000	252,220	251,123
130,000	LUBBOCK TX HLTH FACS DEV CORP	1/20/2010	5.000	130,000	130,824
205,000	LUBBOCK TX HLTH FACS DEV CORP	3/20/2012	5.000	205,000	208,946
250,000	LUBBOCK TX HLTH FACS DEV CORP	7/1/2019	5.250	253,522	256,058
350,000	LUCAS CNTY OH HEALTH CARE FAC	8/15/2015	6.375	339,662	371,413
500,000	LYNN MA WTR & SWR COMN GEN REV	12/1/2032	5.000	505,835	505,835
500,000	MADISON CNTY FL REV	7/1/2025	6.000	491,645	511,935
750,000	MANCHESTER N H HSG & REDEV (c)	1/1/2021	6.000	314,729	340,965
500,000	MANCHESTER N H HSG & REDEV (c)	1/1/2020	5.248	245,696	250,325
250,000	MANCHESTER NH HSG & REDEV	1/1/2015	6.750	268,287	268,960
500,000	MANITOWOC WI ELEC REV	10/1/2034	5.250	514,874	512,715
500,000	MAPLE GROVE MN HEALTH CARE REV	9/1/2029	5.000	505,998	504,655
500,000	MARICOPA CNTY AZ HOSP REV	1/1/2008	7.625	514,588	512,175
250,000	MARICOPA CNTY AZ INDL DEV	1/1/2027	6.625	267,496	267,270
620,000	MARICOPA CNTY AZ INDL DEV	11/1/2010	9.000	620,000	621,017

See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

150,000	MASHANTUCKET WESTERN PEQUOT (c)	9/1/2009	6.300	123,242	128,267
750,000	MASSACHUSETTS ST HEALTH & EDL	7/1/2016	5.500	767,178	755,205
500,000	MASSACHUSETTS ST HEALTH AUTH	7/1/2018	5.000	520,189	515,965
350,000	MASSACHUSETTS ST HLTH EDL FACS	11/15/2009	5.125	354,789	353,248
450,000	MASSACHUSETTS ST HLTH EDL FACS	7/1/2028	5.000	464,740	452,187
225,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2029	5.250	232,191	229,914
1,000,000	MATTESON IL TAX INCREMENT REV	12/1/2009	4.250	1,000,000	991,500
1,750,000	MC ALESTER OKLA PUB WKS AUTH (c)	2/1/2030	5.480	488,728	470,663
165,000	MECKLENBURG CNTY NC INDL FACS	12/1/2009	5.250	167,158	165,120
15,000	MEDITERRA NO CMNTY DEV DIST FL	5/1/2008	6.000	14,987	15,049
500,000	MESQUITE TX HEALTH FACS DEV	2/15/2015	5.000	503,445	499,730
855,000	MET GOVT NASHVILLE DAVIDSON TN (b)	6/20/2036	10.000	855,000	676,904
1,850,000	MET GOVT NASHVILLE DAVIDSON TN	12/20/2040	7.500	1,850,000	1,835,274
575,000	MET GOVT NASHVILLE DAVIDSON TN	12/20/2020	8.000	575,000	566,047
500,000	METRO GOVT NSHVILLE TN WTR SWR	1/1/2018	5.000	516,542	510,425
850,000	METRO TRANSN AUTH NY SVC CONTR	7/1/2030	5.000	883,054	864,977
300,000	METROPOLITAN PIER & EXPO IL	6/15/2012	5.250	309,027	300,228
625,000	METROPOLITAN WTR DIST SOUTH CA	7/1/2021	4.750	627,638	625,019
900,000	MIAMI BEACH FL HLTH FACS HOSP	11/15/2008	6.125	900,000	929,628
500,000	MIAMI CNTY OH HOSP FACS REV	5/15/2018	5.250	513,540	516,350
500,000	MIAMI DADE CNTY FL EXPWY	7/1/2029	5.125	522,272	511,660
1,500,000	MIAMI DADE CNTY FL SPL OBLIG (starts accruing at 5.0% on 4/1/2009)	10/1/2035	0.000	1,300,078	1,304,820
220,000	MICHIGAN ST HOSP FIN AUTH REV	11/15/2009	4.000	216,102	216,907
1,000,000	MICHIGAN ST STRATEGIC FD	9/1/2029	5.450	1,062,367	1,049,800
330,000	MILWAUKEE WI REDEV AUTH REV	8/1/2015	5.125	326,097	325,047
310,000	MISSISSIPPI HOSP EQUIP & FACS	1/1/2016	6.000	323,600	314,988
750,000	MISSOURI ST DEV FIN BRD FACS	4/1/2015	6.000	750,000	783,008
980,000	MISSOURI ST HLTH & EDL FAC AUT	2/1/2022	5.125	1,016,493	988,673
375,000	MISSOURI ST HLTH & EDL FAC REV	5/15/2025	5.125	391,296	383,254
540,000	MONROE MCKEEN PLAZA HSG DEV LA	2/1/2012	6.800	543,551	540,562
500,000	MONROEVILLE AL WTRWKS BRD	1/1/2020	5.125	515,305	512,715
500,000	MONTGOMERY AL MED CLINIC BRD	3/1/2015	7.000	510,795	500,990
565,000	MONTGOMERY AL SPL CARE FACS	9/1/2022	5.375	597,352	582,278
375,000	MONTGOMERY CNTY PA INDL DEV RE	2/1/2028	6.125	369,479	394,515
650,000	MONTGOMERY CNTY PA INDL DEV RE	2/1/2014	5.375	645,009	657,917
800,000	MOUNT CARBON MET DIST CO REV (e)	6/1/2043	7.000	800,000	800,000
200,000	MOUNT CARBON MET DIST CO REV (e)	6/1/2043	1.000	0	0
300,000	MOUNT DORA FL HEALTH FACS AUTH	8/15/2008	4.250	296,985	294,822
200,000	MOUNT DORA FLA HEALTH FACS	8/15/2007	3.750	199,453	197,148
260,000	MOUNTAIN REGL WTR SPL SVC DIST	12/1/2008	6.250	258,725	260,416
200,000	NEBRASKA INVT FIN AUTH REV	12/1/2011	5.125	209,826	203,634
480,000	NEW HAMPSHIRE HEALTH & ED	7/1/2016	5.000	477,735	471,120
140,000	NEW HAMPSHIRE HEALTH & ED	7/1/2011	5.000	141,041	139,938
300,000	NEW JERSEY ECONOMIC DEV AUTH	1/1/2015	5.000	295,909	300,411
250,000	NEW MEXICO HSG AUTH REGION	7/1/2017	6.000	250,000	251,735
60,000	NEW MEXICO MTG FIN AUTH	1/1/2026	6.950	63,307	60,828
250,000	NEW MEXICO ST HOSP EQUIP LN	7/1/2025	5.250	261,061	259,535
240,000	NEW YORK CNTYS TOB TR IV	6/1/2021	4.250	237,371	234,929
5,000	NEW YORK N Y	3/15/2029	5.000	5,152	5,199
395,000	NEW YORK N Y	3/15/2029	5.000	407,025	400,175
30,000	NEW YORK NY	2/1/2017	5.750	32,578	30,488
500,000	NEW YORK ST DORM AUTH REV	5/15/2021	5.125	517,270	510,885
0	NEW YORK ST DORM AUTH REVS	8/1/2024	5.750	16	0
90,000	NEW YORK ST DORM AUTH REVS	2/1/2012	4.000	90,000	90,020
500,000	NEW YORK ST ENVIRONMENTAL FACS	4/1/2022	5.125	509,330	504,100
750,000	NEW YORK ST MED CARE FACS FIN	11/1/2020	5.375	769,280	754,455
215,000	NEW YORK ST MTG AGY REV	4/1/2011	5.550	223,342	221,773
320,000	NEWBERRY INVESTING IN CHILDREN	12/1/2007	3.500	319,640	317,661
225,000	NORHTERN TOB SECURITIZATION	6/1/2015	4.750	225,326	226,296
560,000	NORMAN OKLA REGL HOSP AUTH REV	9/1/2016	5.625	598,719	572,589
500,000	NORMAN OKLA REGL HOSP AUTH REV	9/1/2024	5.500	510,332	516,160
410,000	NORTH CARLOINA MED CARE COMMN	9/1/2024	4.300	410,000	405,047
500,000	NORTH CAROLINA MED CARE COMMN	10/1/2024	5.375	539,950	530,595
250,000	NORTH CAROLINA MED CARE COMMN	2/15/2019	5.500	257,746	254,668

See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

1,300,000	NORTH CAROLINA MED CARE HLTH	10/1/2035	4.750	1,300,000	1,291,420
420,000	NORTH CAROLINA MUN PWR AGY	1/1/2017	5.125	437,248	429,089
500,000	NORTH CENT TX HLTH FAC DEV	11/15/2029	7.500	539,373	558,560
645,000	NORTH CENT TX HLTH FAC DEV	11/15/2010	7.000	685,837	691,756
500,000	NORTHEAST NEB SOLID WASTE COAL	5/15/2023	4.900	502,348	500,305
500,000	NORTHERN TOB SECURITIZATION	6/1/2022	6.200	487,163	520,460
1,000,000	NORTHRN CA PWR AGY PUB PWR REV	7/1/2009	5.000	1,008,387	1,000,600
250,000	OAKLAND CA UNI SCH DIST	8/1/2024	5.000	260,385	257,443
250,000	OHIO CNTY W VA CNTY COMMN SPL	3/1/2036	5.625	250,000	251,180
565,000	OHIO ST AIR QUALITY DEV AUTH	1/1/2024	5.450	578,955	565,650
1,100,000	OKLAHOMA CNTY OK FIN AUTH REV	11/15/2040	5.000	1,100,000	1,084,413
500,000	OKLAHOMA DEV FIN AUTH HOSP	12/1/2023	5.125	496,236	501,870
575,000	ORANGE CNTY FL HLTH FACS AUTH	7/1/2009	4.625	575,000	564,903
500,000	ORANGE CNTY FL HLTH FACS AUTH	11/15/2039	5.125	515,023	503,785
660,000	OREGON ST HEALTH HSG EDL AUTH	11/15/2026	8.000	689,428	675,616
55,000	OREGON ST HSG & CMNTY SVCS DEP	7/1/2022	5.700	56,123	55,098
530,000	ORLEANS LA LEVEE DIST	11/1/2014	5.950	555,823	543,833
495,000	ORLEANS PARISH LA SCH BRD (c)	2/1/2015	5.526	306,513	301,183
1,000,000	PALM BEACH CNTY FL HLTH FACS	11/15/2020	5.625	1,029,337	1,019,580
110,000	PALM BEACH FL HEALTH FACS	11/15/2029	5.125	111,831	110,078
700,000	PANTHER TRACE II FL CMNTY DEV	11/1/2010	5.000	704,087	697,396
1,000,000	PARKLANDS LEE CMNTY DEV DIST	5/1/2011	5.125	998,882	1,001,630
250,000	PEARLAND TX DEV AUTH TAX INC	9/1/2006	3.250	250,000	249,560
250,000	PENNSYLVANIA INTRGVRNMNTL COOP	6/15/2021	5.000	257,929	255,155
600,000	PENNSYLVANIA ST HIGHER EDL	1/15/2022	6.000	622,323	646,740
250,000	PENNSYLVANIA ST HIGHER EDL	1/15/2031	6.000	260,729	269,475
500,000	PENNSYLVANIA ST HIGHER EDL	3/15/2030	5.750	516,626	523,435
500,000	PENNSYLVANIA ST HIGHER EDL FAC	4/1/2015	5.375	515,199	512,745
325,000	PENNSYLVANIA ST HIGHER EDL FAC	11/15/2016	5.875	337,053	333,814
235,000	PENNSYLVANIA ST HIGHER EDL FAC	11/15/2021	5.875	255,734	241,373
75,000	PENNSYLVANIA ST HIGHER EDL FAC	11/15/2016	5.875	80,393	77,005
500,000	PENNSYLVANIA ST HIGHER EDL FAC	12/1/2018	5.000	516,602	514,335
500,000	PHILADELPHIA PA HOSP & HIGH ED	6/15/2019	5.625	519,773	510,395
165,000	PHILADELPHIA PA HOSP & HIGH ED	11/15/2027	5.500	167,779	166,101
250,000	PHILADELPHIA PA HOSPS & HIGHER	11/15/2023	6.625	254,373	253,850
250,000	PHOENIX AZ STR & HWY USER REV	7/1/2011	6.250	257,702	250,413
500,000	PIERCE CNTY WA	8/1/2025	5.375	515,864	527,245
475,000	PIMA CNTY AZ INDL	2/1/2015	6.625	475,000	474,349
200,000	PIMA CNTY AZ INDL DEV	12/15/2016	5.250	197,612	201,420
310,000	PIMA CNTY AZ INDL DEV AUTH	8/1/2012	6.250	310,000	311,767
500,000	PIMA CNTY AZ INDL DEV AUTH	6/1/2016	6.000	500,000	499,415
925,000	PIMA CNTY AZ INDL DEV AUTH ED	2/1/2015	7.250	922,666	894,059
150,000	PIMA CNTY AZ INDL DEV AUTH ED	7/1/2012	5.000	149,607	150,116
400,000	PIMA CNTY AZ INDL DEV AUTH ED	7/1/2019	6.875	400,000	463,108
180,000	PIMA CNTY AZ INDL DEV AUTH REV	2/1/2014	6.375	180,000	180,846
500,000	PINAL CNTY AZ INDL DEV AUTH	10/1/2020	5.250	528,261	513,525
782,000	PINGREE GROVE VILLAGE IL	3/1/2015	5.250	774,925	783,290
225,000	PITT CNTY NC REV	12/1/2010	5.375	237,459	227,385
1,250,000	PLEASANTS CNTY WV POLL CTL	5/1/2015	6.150	1,331,674	1,255,425
2,000,000	PORT EVERGLADES AUTH FL IMPT	9/1/2016	5.000	2,023,606	2,006,320
650,000	PORTLAND ME HSG DEV CORP	8/1/2015	4.875	650,000	636,207
250,000	PORTLAND ME HSG DEV CORP	8/1/2021	5.700	250,000	254,885
140,000	PORTLAND ORE HYDROELECTRIC PWR	10/1/2016	7.000	146,312	141,050
500,000	POTTER CNTY PA HOSP AUTH REV	8/1/2024	6.050	520,851	510,755
250,000	PRIVATE COLLEGES+UNIVS AUTH GA	10/1/2014	5.250	259,266	254,280
500,000	PUERTO RICO COMWLTH	7/1/2030	5.125	518,868	512,665
500,000	PUERTO RICO COMWLTH AQDCT SWR	7/1/2019	5.000	514,392	509,210
500,000	PUERTO RICO COMWLTH INFRSTRCTR	10/1/2032	5.500	538,956	530,755
750,000	QUAIL CREEK CMNTY FACS DIST	7/15/2016	5.150	750,000	752,723
300,000	RED RIVER AUTH TX POLLUTN CTL	7/1/2011	5.200	307,529	305,415
750,000	RENO SPARKS INDIAN COLONY NV	6/1/2021	5.000	769,440	763,538
100,000	REUNION EAST CMNTY DEV DIST	11/1/2007	5.900	99,871	100,284
1,000,000	RICHARDSON TX HOSP AUTH REV	12/1/2028	5.625	1,042,172	1,020,960
500,000	SACRAMENTO CNTY CA CTFS PARTN	10/1/2027	4.750	500,564	497,645

See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

1,000,000	SAN ANTONIO TX HTL OCCUP REV	8/15/2026	5.700	1,033,110	1,021,870
1,750,000	SAN BERNARDINO CNTY CA CTFS	8/1/2028	5.000	1,802,180	1,782,883
200,000	SAN DIEGO CA PUB FACS FING	5/15/2025	5.000	202,403	201,142
375,000	SAN DIEGO CA SWR REV	5/15/2007	4.800	377,293	375,274
500,000	SAN FRANCISCO CA CITY & CNTY	5/1/2031	5.125	519,147	507,555
250,000	SANTA CLARA CA REDEV TAX ALLOC	6/1/2015	5.000	252,651	251,150
1,000,000	SAYRE PA HLTH CARE FACS AUTH	12/1/2031	5.875	1,058,864	1,059,430
500,000	SHELBY CNTY IN JAIL BLDG CORP	7/15/2007	5.300	507,347	507,365
80,000	SHELBY CNTY TN HLTH EDL & HSG (b)	1/1/2026	6.600	80,125	31,946
625,000	SHELBY CNTY TN HLTH EDL & HSG (b)	1/1/2029	5.550	556,863	246,550
130,000	SHELBY CNTY TN HLTH EDL & HSG (b)	1/1/2029	6.000	2,275	1
150,000	SHELBY CNTY TN HLTH EDL & HSG (b)	1/1/2019	5.350	134,966	59,349
500,000	SHELBY CNTY TN HLTH EDL & HSG	9/1/2026	5.625	496,102	493,900
500,000	SHELBY CNTY TN HLTH EDL & HSG	9/1/2011	4.900	500,000	495,630
750,000	SHELBY CNTY TN HLTH EDL & HSG	9/1/2016	5.250	744,142	737,948
250,000	SKAGIT CNTY WA	12/1/2008	4.650	251,975	250,758
1,000,000	SKOWHEGAN ME POLLUTN	11/1/2013	5.900	1,000,000	1,001,570
400,000	SOUTH CAROLINA EDL FACS AUTH	10/1/2026	5.500	419,321	409,304
500,000	SOUTH CAROLINA JOBS ECONOMIC	11/1/2030	5.000	518,535	508,325
1,000,000	SOUTH COAST CONSERVANCY DIST	1/1/2028	5.250	993,549	1,040,130
3,200,000	SOUTH DAKOTA ST HEALTH	7/1/2030	4.110	3,200,000	3,200,000
4,050,000	SOUTH DAKTA ST HEATH & EDL FAC	7/1/2024	4.110	4,050,000	4,050,000
400,000	SOUTH LA PORT COMMN PORT REV	4/1/2017	5.850	421,947	407,024
235,000	SOUTH LAKE CNTY HOSP DIST FLA	10/1/2008	4.250	234,748	233,891
640,000	SOUTH LAKE CNTY HOSP FL	10/1/2013	5.500	640,041	668,192
250,000	SOUTH MIAMI FL HEALTH FACS AUT	11/15/2028	5.200	260,586	255,070
250,000	SOUTHWESTERN IL DEV AUTH REV	8/15/2015	5.375	259,764	255,798
1,500,000	SOUTHWESTERN IL DEV AUTH REV	8/15/2029	5.625	1,542,437	1,521,855
190,000	SOUTHWESTERN ILL DEV AUTH REV	4/1/2010	6.000	187,219	185,780
400,000	ST JOSEPH CNTY IND ECONOMIC	5/15/2014	5.750	411,428	411,152
1,000,000	ST JOSEPH CNTY IND EDL FACS	3/1/2021	5.250	1,029,802	1,016,860
1,000,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2019	5.100	985,676	965,490
500,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2023	5.375	495,781	498,845
800,000	ST LOUIS CNTY MO HSG AUTH (b)	11/1/2014	8.500	800,000	514,112
525,000	ST PAUL MN HSG & REDEV HOSP	11/15/2014	5.250	539,267	533,894
660,000	STAUNTON VA INDL DEV AUTH EDL	11/1/2014	6.600	693,425	678,348
645,000	STERLING HILL CMNTY DEV DIST	11/1/2010	5.500	642,549	648,651
1,000,000	SUBURBAN MOBILITY AUTH REGL	2/15/2009	4.900	995,255	1,000,170
135,000	SUMMIT ACADEMY NORTH MI PUB	7/1/2009	6.250	136,865	142,517
445,000	SUMMIT ACADEMY NORTH MI PUB	11/1/2011	4.750	445,186	434,427
274,000	SUNDANCE CMNTY FACS DIST AZ	7/1/2008	5.000	274,000	276,570
600,000	SWEETWATER CNTY WY POLLUTN CTL	7/15/2026	6.050	639,383	612,780
475,000	TAMPA FL REV	12/1/2023	5.125	482,689	476,658
500,000	TANGIPAH0A PARISH LA HOSP SVC	2/1/2015	5.375	526,818	526,450
160,000	TAOS CNTY NM GROSS RCPTS TAX	10/1/2009	3.500	158,541	156,194
750,000	TARRANT CNTY TX CLUTURAL ED	11/15/2036	6.000	773,573	776,175
1,000,000	TARRANT CNTY TX CULTURAL ED	11/15/2026	6.000	1,039,395	1,049,540
1,000,000	TARRANT CNTY TX HLTH FACS DEV	2/15/2022	5.250	1,040,738	1,031,790
465,000	TARRANT CNTY TX HSG FIN CORP (b)	6/1/2031	10.500	465,000	23,250
225,000	TEXAS ST AFFORDABLE HSG CORP	10/1/2008	4.100	225,000	224,879
800,000	TEXAS STUDENT HSG AUTH REV (b)	1/1/2033	11.000	800,000	155,160
250,000	TEXAS WTR DEV BRD REV	7/15/2018	5.125	259,730	251,348
395,000	THOUSAND OAKS CMNTY DEV DIST	5/1/2035	5.350	394,027	395,344
1,500,000	TISONS LANDING CMNTY DEV DIST	11/1/2011	5.000	1,498,918	1,501,845
490,000	TOB SECURITIZATION AUTH NORTH	6/1/2023	4.750	476,119	479,661
500,000	TOBACCO SETTLEMENT FING CORP	6/1/2014	5.500	539,666	519,130
460,000	TOBACCO SETTLEMENT FING CORP	6/1/2019	4.375	422,272	456,670
925,000	TOBACCO SETTLEMENT REV MGMT	5/15/2022	6.000	952,053	969,844
840,000	TODD CREEK FARMS MET DIST NO 1	12/1/2009	4.750	833,455	822,226
1,390,000	TOMBALL TX HOSP AUTH REV	7/1/2012	5.000	1,422,442	1,408,682
2,000,000	TRAVIS CNTY TX HEALTH FACS DEV	11/15/2035	4.750	2,000,000	1,986,960
840,000	TRAVIS CNTY TX HSG FIN CORP (b)	6/1/2035	9.250	840,000	313,244
1,150,000	TUSCALOOSA AL SPL CARE FACS	8/1/2015	5.125	1,139,699	1,135,016
975,000	TUSCALOOSA AL SPL CARE FACS	8/1/2036	5.875	976,445	985,121

See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

500,000	TWIN VALLEY PUB PWR RV	9/15/2022	5.250	510,888	506,085
955,000	TYLER TX HEALTH FACS DEV CORP	11/1/2027	5.375	1,003,333	989,915
200,000	UNIVERSITY CITY MO INDL DEV AU	12/20/2030	6.000	211,516	202,618
1,000,000	UNIVERSITY FL RESH FNDTN INC	9/1/2033	5.125	1,035,248	1,013,020
500,000	VALLEY VIEW HOSP AUTH OK REV	8/15/2014	6.000	522,957	510,070
1,250,000	VERANO CTR CMNTY DEV DIST FL	11/1/2012	5.000	1,250,000	1,243,613
130,000	VERMONT EDL & HLTH BLDGS AGY	6/15/2007	4.375	129,963	129,039
300,000	VERRADO CMNTY FACS DIST NO 1	7/15/2013	6.000	300,000	318,072
2,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2036	5.375	2,096,671	2,075,340
250,000	VISTANCIA CMNTY FACS DIST AZ	7/15/2008	4.150	250,000	246,465
750,000	WASHINGTON CNTY OK MED AUTH	11/1/2010	5.500	768,548	760,890
1,000,000	WASHINGTON CNTY PA AUTH REV	12/1/2029	6.150	1,063,770	1,067,680
500,000	WASHINGTON ST	7/1/2022	5.000	516,815	511,535
450,000	WASHINGTON ST PUB PWR SUPPLY	7/1/2009	5.700	462,434	459,023
605,000	WATSON RD CMNTY FACS DIST AZ	7/1/2008	4.600	606,107	604,510
750,000	WEATHERFORD HOSP AUTH OK REV	5/1/2016	6.000	769,902	772,043
125,000	WELD CNTY CO CTFS PARTN	12/15/2019	5.125	127,968	127,740
180,000	WELL AUGMENTATION SUBDIST CENT	3/1/2007	3.875	180,000	178,454
250,000	WEST VLGS IMPT DIST FLA REV	5/1/2037	5.500	250,000	249,428
300,000	WESTCHESTER CNTY NY INDL DEV	7/1/2006	5.500	300,000	300,012
1,000,000	WHITMORE LAKE MI PUB SCH DIST	5/1/2028	5.000	1,042,022	1,019,350
500,000	WI ST HEALTH EDL FACS	6/1/2028	5.700	520,997	512,550
255,000	WILL CNTY IL SPL ED JT	1/1/2021	5.500	266,520	267,204
500,000	WINKLER COUNTY TX	2/15/2031	5.250	517,156	515,015
460,000	WISCONSIN HEALTH & EDL FACS	8/15/2016	4.600	458,504	448,206
1,000,000	WISCONSIN HEALTH & EDL FACS	12/1/2034	4.750	1,000,000	999,510
250,000	WISCONSIN ST HEALTH & EDL	11/15/2032	6.000	269,540	265,593
500,000	WISCONSIN ST HEALTH & EDL FACS	11/15/2023	6.000	536,377	533,060
350,000	WISCONSIN ST HEALTH & EDL FACS	7/1/2021	6.000	360,572	366,821
500,000	WISCONSIN ST HEALTH & EDL FACS	12/15/2020	5.500	531,998	519,695
450,000	WISCONSIN ST HEALTH & EDL FACS	7/1/2017	6.000	464,634	474,584
410,000	WISCONSIN ST HEALTH & EDL FACS	12/1/2006	6.000	414,031	411,812
250,000	WISCONSIN ST HEALTH & EDL FACS	3/1/2015	4.650	250,000	244,783
90,000	WISCONSIN ST HEALTH & EDL FACS	9/1/2007	3.750	90,000	89,786
400,000	WISCONSIN ST HEALTH & EDL FACS	9/1/2015	5.000	400,000	397,764
750,000	WISCONSIN ST HEALTH & EDL FACS	2/15/2034	5.375	767,685	768,870
250,000	WISCONSIN ST HEALTH & EDL FACS	10/1/2013	4.500	248,464	247,470
1,240,000	WOODHILL PUB FAC CORP TEX	12/1/2015	7.250	1,223,289	1,227,017
250,000	YORK CNTY PA INDL DEV AUTH REV	10/1/2019	6.450	250,637	251,593

				267,850,861	264,870,421	98.10%

	Cash Equivalents:
1,366,642	SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 3.34%			1,366,642	1,366,642	0.51%

	Grand total (d)			$270,255,942	267,266,048	98.99%

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d)

At June 30, 2006, the cost for Federal income tax purposes was $270,255,942. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

	Gross unrealized appreciation	$1,942,387
	Gross unrealized depreciation	(4,932,282)

	Net unrealized depreciation	$(2,989,894)

(e)	This security is being fair-valued according to procedures adopted by the Board of Trustees.

See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

June 30, 2006

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

	Geographical Diversification			Percent

	Texas			13.37%
	Florida			10.23
	Illinois			9.16
	California			7.90
	Pennsylvania			4.71
	Indiana			3.65
	Arizona			3.32
	Wisconsin			3.26
	Colorado			2.83
	South Dakota			2.71
	Missouri			2.60
	Other			36.26

				100.00%

See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Tax-Exempt Bond Fund

June 30, 2006 (unaudited)

Cash Equivalents
& Other
Assets / Liabilities
5%
Escrowed to
Maturity Bonds
4%
Insured Bonds
20%
Multi-Family
Housing Bonds
16%
Industrial Development
Revenue Bonds
6%
Education Bonds
6%
Hospital Bonds
18%
Other Bonds
25%

Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	41